UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Low-Priced Stock Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Low-Priced Stock	.83%
Actual		$ 1,000.00	$ 660.70	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23
Class K	.66%
Actual		$ 1,000.00	$ 661.20	$ 2.76
Hypothetical A		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	4.2	2.4
Safeway, Inc.	2.7	1.9
Bed Bath & Beyond, Inc.	2.5	2.3
Oracle Corp.	2.2	1.8
Metro, Inc. Class A (sub. vtg.)	1.9	1.0
Walgreen Co.	1.4	0.3
Lincare Holdings, Inc.	1.3	1.1
Constellation Brands, Inc. Class A (sub. vtg.)	1.2	1.2
Unum Group	1.2	1.3
Coventry Health Care, Inc.	1.1	1.4
	19.7
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.9	18.7
Health Care	15.2	11.3
Information Technology	14.8	14.7
Consumer Staples	11.8	7.7
Industrials	7.9	8.8
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 87.8%		Stocks 87.5%
	Convertible Securities 0.8%		Convertible Securities 2.0%
	Short-Term Investments and Net Other Assets 11.4%		Short-Term Investments and Net Other Assets 10.5%
* Foreign investments	28.2%	** Foreign investments	31.2%

Semiannual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (e)	3,990,500	$ 4,350
ASTI Corp. (e)	1,683,000	2,251
Drew Industries, Inc. (a)	925,016	7,974
Exedy Corp.	190,000	2,170
FCC Co. Ltd. (d)	565,000	5,561
Federal Screw Works (e)	150,000	128
Gentex Corp.	25,000	210
Halla Climate Control Co.	250,000	1,252
INZI Controls Co. Ltd. (e)	935,000	1,293
Johnson Controls, Inc.	8,700,000	108,837
Motonic Corp.	1,057,780	4,598
Murakami Corp. (e)	800,000	3,895
Musashi Seimitsu Industry Co. Ltd.	546,500	5,297
Nippon Seiki Co. Ltd.	903,000	5,609
Nissin Kogyo Co. Ltd.	760,000	6,114
Nittan Valve Co. Ltd.	290,000	765
Nokian Tyres Ltd.	100,000	981
Piolax, Inc. (e)	959,400	15,701
Samsung Climate Control Co. Ltd. (a)	330,050	1,262
Semperit AG Holding	255,000	5,224
Sewon Precision Industries Co. Ltd.	49,860	953
Strattec Security Corp. (e)	342,788	3,359
Tokai Rika Co. Ltd.	350,000	2,664
Yutaka Giken Co. Ltd. (e)	973,600	7,094
		197,542
Automobiles - 0.1%
Glendale International Corp. (a)	370,300	76
Thor Industries, Inc. (d)	1,225,000	12,961
Yachiyo Industry Co. Ltd.	450,000	2,475
		15,512
Distributors - 0.2%
Doshisha Co. Ltd. (d)	260,000	3,461
Educational Development Corp. (e)	372,892	1,398
Goodfellow, Inc. (e)	850,000	4,757
SPK Corp.	125,000	1,496
Strongco Income Fund (e)	731,062	883
Uni-Select, Inc. (e)	1,400,000	32,149
		44,144
Diversified Consumer Services - 1.4%
Career Education Corp. (a)(e)	7,750,000	168,950
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Clip Corp.	209,000	$ 1,413
Hillenbrand, Inc.	375,014	6,934
Jackson Hewitt Tax Service, Inc. (d)(e)	2,000,050	26,481
Kyoshin Co. Ltd. (a)	130,000	310
Matthews International Corp. Class A	10,000	389
Meiko Network Japan Co. Ltd.	300,000	1,347
Noah Education Holdings Ltd. ADR	320,000	915
Regis Corp.	250,000	2,813
Shingakukai Co. Ltd.	200,000	580
Shuei Yobiko Co. Ltd.	125,000	527
Sotheby's Class A (ltd. vtg.) (d)	20,000	174
Steiner Leisure Ltd. (a)(e)	1,680,000	41,882
Step Co. Ltd.	273,000	1,238
Up, Inc. (e)	780,000	4,498
		258,451
Hotels, Restaurants & Leisure - 3.2%
Aeon Fantasy Co. Ltd. (d)	50,000	446
ARK Restaurants Corp. (e)	181,620	1,892
Benihana, Inc. (a)	100,000	230
Brazil Fast Food Corp.	5,000	15
Brinker International, Inc. (e)	8,650,000	94,891
Carnival Corp. unit	25,000	455
CEC Entertainment, Inc. (a)(e)	2,300,011	53,682
Chimney Co. Ltd. (e)	779,800	11,786
Darden Restaurants, Inc.	2,200,000	57,684
Flanigan's Enterprises, Inc. (a)	50,357	192
Jack in the Box, Inc. (a)(e)	6,569,000	148,394
McCormick & Schmick's Seafood Restaurants (a)(e)	1,084,777	3,829
Monarch Casino & Resort, Inc. (a)(d)	734,380	7,520
Papa John's International, Inc. (a)(e)	2,987,000	56,783
Plenus Co. Ltd. (d)(e)	2,674,600	41,948
Red Robin Gourmet Burgers, Inc. (a)	625,000	7,613
Royal Caribbean Cruises Ltd.	2,500,000	16,225
Ruby Tuesday, Inc. (a)(e)	6,372,030	7,901
Ruth's Chris Steak House, Inc. (a)(d)(e)	1,349,511	1,525
Sonic Corp. (a)(e)	5,900,000	57,466
Sportscene Group, Inc. Class A (e)	400,000	3,997
St. Marc Holdings Co. Ltd.	155,000	4,923
		579,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 2.0%
Abbey PLC (e)	3,400,000	$ 13,930
Barratt Developments PLC (d)(e)	24,700,099	24,886
Beazer Homes USA, Inc. (a)(d)(e)	2,647,183	2,727
Bellway PLC (e)	7,525,000	62,834
Blyth, Inc. (e)	3,100,000	10,571
Chromcraft Revington, Inc. (a)	217,146	59
Craftmade International, Inc. (e)	570,026	1,169
D.R. Horton, Inc. (d)(e)	25,000,000	149,000
Decorator Industries, Inc. (e)	243,515	178
Ethan Allen Interiors, Inc.	258,000	2,939
First Juken Co. Ltd.	305,000	530
Garmin Ltd. (d)	50,000	877
Harman International Industries, Inc.	25,000	402
Helen of Troy Ltd. (a)(e)	3,014,500	31,562
Henry Boot PLC (e)	8,000,000	6,784
Hooker Furniture Corp.	55,000	444
HTL International Holdings Ltd. (a)(e)	26,512,500	1,389
Intelligent Digital Integrated Security Co., Ltd.	410,000	4,725
M/I Homes, Inc. (e)	1,730,000	15,293
Maruzen Co., Ltd.	609,000	2,233
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	606
P&F Industries, Inc. Class A (a)(e)	315,938	411
Pulte Homes, Inc.	100,000	1,015
Stanley Furniture Co., Inc. (e)	1,075,000	8,439
Techtronic Industries Co. Ltd.	9,600,000	3,143
Tempur-Pedic International, Inc. (d)	2,000,000	14,000
		360,146
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (d)(e)	3,900,000	11,015
NutriSystem, Inc. (d)	100,000	1,289
PetMed Express, Inc. (a)(e)	2,440,000	35,234
YES24 Co. Ltd.	60,000	198
		47,736
Leisure Equipment & Products - 0.4%
Accell Group NV	30,000	626
Arctic Cat, Inc. (e)	839,387	3,601
JAKKS Pacific, Inc. (a)(e)	2,200,000	40,348
Jumbo SA	2,575,000	15,627
Marine Products Corp. (d)	1,499,975	5,610
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Pool Corp.	10,000	$ 159
Trigano SA	5,000	31
		66,002
Media - 1.3%
Ascent Media Corp. (a)	150,000	3,912
Astral Media, Inc. Class A (non-vtg.)	2,375,000	50,528
Carrere Group (a)	55,000	0
Championship Auto Racing Teams, Inc. (a)	1,471,600	0
Chime Communications PLC	2,700,000	1,820
Cossette Communication Group, Inc. (sub. vtg.) (a)	1,037,800	3,547
Discovery Communications, Inc. Class C (a)	10,000	144
Intage, Inc. (e)	716,400	11,006
Johnston Press PLC	19,500,000	2,454
New Frontier Media, Inc. (e)	1,404,600	2,318
Omnicom Group, Inc.	5,922,100	153,323
Saga Communications, Inc. Class A (a)	375,076	1,658
STW Group Ltd.	200,000	83
Tow Co. Ltd.	190,000	1,118
TVA Group, Inc. Class B (non-vtg.)	1,100,000	5,115
		237,026
Multiline Retail - 1.9%
Dollar Tree, Inc. (a)(d)	2,250,000	96,098
Don Quijote Co. Ltd. (d)	3,000,000	47,392
Harvey Norman Holdings Ltd. (d)	18,500,000	24,627
Izumi Co. Ltd.	10,000	146
NEXT PLC (e)	10,000,000	170,624
Tuesday Morning Corp. (a)	1,467,537	1,732
		340,619
Specialty Retail - 7.1%
Abercrombie & Fitch Co. Class A (d)(e)	8,703,740	155,362
Aeropostale, Inc. (a)	760,000	16,044
AutoZone, Inc. (a)	955,400	126,963
bebe Stores, Inc.	300,000	1,695
Bed Bath & Beyond, Inc. (a)(d)(e)	19,600,700	455,324
Best Buy Co., Inc.	10,000	280
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	42,757
Camaieu SA	7,000	1,219
Charlotte Russe Holding, Inc. (a)	425,000	2,189
Christopher & Banks Corp.	200,100	776
Dick's Sporting Goods, Inc. (a)	125,000	1,376
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Esprit Holdings Ltd.	50,000	$ 265
Footstar, Inc. (e)	2,016,000	4,637
Friedmans, Inc. Class A (a)	1,500,000	0
Glentel, Inc. (e)	625,000	3,773
Group 1 Automotive, Inc. (d)(e)	1,460,000	14,556
Gulliver International Co. Ltd. (d)(e)	1,068,880	17,537
Hot Topic, Inc. (a)	1,850,157	15,800
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,825,000	50,115
KappAhl Holding AB	25,000	84
Kyoto Kimono Yuzen Co. Ltd.	21,300	151
Le Chateau, Inc. Class A (sub. vtg.)	1,430,700	9,687
Lithia Motors, Inc. Class A (sub. vtg.) (d)	1,597,105	4,887
MarineMax, Inc. (a)(e)	995,546	1,752
Mr. Bricolage SA	250,000	2,990
Nafco Co. Ltd.	724,500	11,300
Nishimatsuya Chain Co. Ltd. (d)(e)	3,560,000	35,215
OSIM International Ltd. (a)	6,000,000	257
OSIM International Ltd. warrants 6/23/11 (a)	42,000,000	215
Pal Co. Ltd. (d)	497,100	5,758
Point, Inc.	30,000	1,344
Pomeroy IT Solutions, Inc. (a)(e)	1,226,889	3,693
Rent-A-Center, Inc. (a)	500,000	7,425
Rex Stores Corp. (a)(e)	1,375,000	7,975
Right On Co. Ltd. (d)	50,000	600
RONA, Inc. (a)	375,000	3,702
Ross Stores, Inc.	6,425,032	189,024
SAZABY, Inc.	60,000	878
ScS Upholstery PLC (a)(e)	2,400,000	0
Second Chance Properties Ltd.	7,700,000	914
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	20
Shoe Carnival, Inc. (a)	16,000	126
Sonic Automotive, Inc. Class A (sub. vtg.)	2,839,000	5,763
The Men's Wearhouse, Inc.	1,182,000	13,770
Tsutsumi Jewelry Co. Ltd.	10,000	220
Tween Brands, Inc. (a)	583,317	1,569
United Arrows Ltd.	5,000	34
USS Co. Ltd.	1,050,000	44,904
Williams-Sonoma, Inc.	3,000,000	23,760
Workman Co. Ltd.	539,000	6,231
		1,294,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.9%
Arts Optical International Holdings Ltd.	7,164,000	$ 1,496
Bijou Brigitte Modische Accessoires AG	40,000	3,963
Cherokee, Inc. (d)	293,784	4,489
Coach, Inc. (a)	700,000	10,220
Columbia Sportswear Co. (d)	99,372	2,854
Delta Apparel, Inc. (a)(e)	859,700	3,353
Folli Follie SA	750,000	4,878
Fossil, Inc. (a)(e)	6,661,171	76,870
Gildan Activewear, Inc. (a)(e)	9,637,000	103,300
Hampshire Group Ltd. (a)(e)	920,000	2,944
Handsome Co. Ltd. (e)	1,900,000	11,405
Hugo Boss AG	26,332	456
Iconix Brand Group, Inc. (a)	410,000	3,391
Il Jeong Industrial Co. Ltd.	10,000	89
JLM Couture, Inc. (a)(e)	197,100	217
K-Swiss, Inc. Class A	492,891	5,284
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	125,000	799
Liz Claiborne, Inc.	3,034,000	6,675
Marimekko Oyj	100,000	1,152
Movado Group, Inc. (e)	1,637,595	12,577
Quiksilver, Inc. (a)	2,300,349	4,831
Rocky Brands, Inc. (a)(d)(e)	500,022	1,725
Sanei-International Co. Ltd. (d)	180,000	1,390
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,327,950	33,146
Ted Baker PLC	235,000	1,184
Texwinca Holdings Ltd.	6,982,000	2,988
Timberland Co. Class A (a)	4,500,000	49,455
Van de Velde	75,000	2,386
Victory City International Holdings Ltd.	1,000,000	56
Volcom, Inc. (a)(d)	300,035	2,487
Youngone Corp.	50,000	233
		356,293
TOTAL CONSUMER DISCRETIONARY		3,797,784
CONSUMER STAPLES - 11.8%
Beverages - 1.9%
Baron de Ley SA (a)	137,025	5,417
C&C Group PLC	1,400,000	1,402
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,800,000	214,896
Dr Pepper Snapple Group, Inc. (a)	150,000	2,468
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dynasty Fine Wines Group Ltd.	824,000	$ 120
Hansen Natural Corp. (a)	1,500,000	50,250
PepsiAmericas, Inc.	3,900,000	62,907
		337,460
Food & Staples Retailing - 7.3%
Belc Co. Ltd.	850,000	8,213
Cosmos Pharmaceutical Corp. (d)	525,000	9,844
Create SD Co. Ltd.	739,600	14,886
CVS Caremark Corp.	1,600,000	43,008
Daikokutenbussan Co. Ltd.	600,000	12,178
Growell Holdings Co. Ltd.	259,989	5,006
Halows Co. Ltd.	568,600	3,873
Ingles Markets, Inc. Class A (e)	729,860	10,408
Majestic Wine PLC (d)	329,849	684
Metro, Inc. Class A (sub. vtg.) (e)	10,900,000	348,558
Ozeki Co. Ltd. (e)	1,094,900	31,573
Safeway, Inc. (e)	23,100,000	495,033
San-A Co. Ltd.	350,000	13,003
Shinsegae Food Co. Ltd.	6,919	207
Sligro Food Group NV	1,560,000	33,474
Sysco Corp.	5,000	111
Tsuruha Holdings, Inc.	140,000	5,063
United Natural Foods, Inc. (a)	1,000,000	15,540
Village Super Market, Inc. Class A	161,104	4,437
Walgreen Co.	9,425,000	258,339
Yaoko Co. Ltd.	404,900	13,383
		1,326,821
Food Products - 2.0%
American Italian Pasta Co. Class A (a)(d)(e)	1,850,000	43,697
ARYZTA AG (a)	1,825,000	45,629
Cagle's, Inc. Class A (a)	104,653	209
Chiquita Brands International, Inc. (a)	1,050,000	14,679
Food Empire Holdings Ltd. (e)	31,457,000	6,232
Fresh Del Monte Produce, Inc. (a)(e)	6,334,000	152,649
Fukushima Foods Co., Ltd.	135,000	2,265
Greggs PLC	42,000	2,168
Industrias Bachoco SA de CV sponsored ADR	2,325,000	31,388
Kerry Group PLC Class A	100,000	1,876
Nam Yang Dairy Products	7,500	2,508
Pacific Andes (Holdings) Ltd.	28,000,000	3,361
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Pacific Andes International Holdings Ltd.	23,000,000	$ 1,823
People's Food Holdings Ltd.	16,900,000	7,455
President Rice Products PCL	17,200	43
Rocky Mountain Chocolate Factory, Inc. (e)	569,812	3,664
Samyang Genex Co. Ltd.	135,000	6,039
Select Harvests Ltd.	1,250,000	2,377
Singapore Food Industries Ltd.	10,000,000	6,142
Smithfield Foods, Inc. (a)(d)	2,600,000	30,862
Sunjin Co. Ltd. (e)	219,900	2,964
Synear Food Holdings Ltd.	1,000,000	172
Timbercorp Ltd.	254,947	21
United Food Holdings Ltd.	22,400,000	657
Yutaka Foods Corp.	180,000	2,592
		371,472
Personal Products - 0.6%
CCA Industries, Inc.	97,700	301
Inter Parfums, Inc.	1,124,178	6,790
NBTY, Inc. (a)(e)	4,500,019	84,915
Nutraceutical International Corp. (a)(e)	1,143,504	9,994
Physicians Formula Holdings, Inc. (a)(e)	1,107,492	3,212
Prestige Brands Holdings, Inc. (a)	277,345	1,761
		106,973
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,013	57
TOTAL CONSUMER STAPLES		2,142,783
ENERGY - 6.8%
Energy Equipment & Services - 2.5%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	9,741
Axion International Holdings, Inc. (a)	229	0
Basic Energy Services, Inc. (a)(e)	4,050,000	38,880
Bristow Group, Inc. (a)(d)(e)	2,600,000	62,894
CE Franklin Ltd. (a)	535,000	1,898
Dawson Geophysical Co. (a)	45,000	717
Divestco, Inc. (a)(e)	3,577,000	1,517
Enerflex Systems Income Fund (d)	500,000	3,952
Ensign Energy Services, Inc.	1,000,000	8,468
Farstad Shipping ASA (e)	2,500,000	28,867
Fugro NV (Certificaten Van Aandelen) unit	1,725,027	46,888
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	4,700,000	$ 16,215
Hercules Offshore, Inc. (a)	1,350,000	5,022
Nabors Industries Ltd. (a)	350,000	3,833
Oil States International, Inc. (a)(e)	4,984,108	91,259
Pason Systems, Inc.	850,000	8,411
ProSafe ASA (a)	7,900,000	30,217
Prosafe Production Public Ltd. (a)	7,500,000	11,854
Solstad Offshore ASA	1,250,000	13,757
Total Energy Services Trust (e)	2,945,000	8,432
Unit Corp. (a)	2,200,000	54,868
		447,690
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc. (e)	421,700	7,422
AOC Holdings, Inc. (d)(e)	6,200,000	32,972
Cimarex Energy Co. (d)	2,000,000	49,680
Edge Petroleum Corp. (a)(e)	2,864,976	516
ENI SpA	9,050,000	191,404
Frontier Oil Corp.	25,000	357
Gulfport Energy Corp. (a)	250,000	958
Hankook Shell Oil Co. Ltd. (e)	77,690	3,942
Holly Corp.	100,000	2,337
Mariner Energy, Inc. (a)(f)	1,831,700	18,134
Mariner Energy, Inc. (a)	2,100,000	20,790
Michang Oil Industrial Co. Ltd. (e)	173,900	2,556
National Energy Group, Inc. (a)	548,313	1,809
Oil Search Ltd.	17,500,463	47,382
Pebercan, Inc. (a)	1,150,000	938
Petro-Canada	5,490,200	119,088
Petroleum Development Corp. (a)	199,957	3,449
StealthGas, Inc.	20,000	98
Stone Energy Corp. (a)	520,000	4,462
Swift Energy Co. (a)(e)	3,085,515	47,270
Tesoro Corp.	3,500,000	60,305
Tsakos Energy Navigation Ltd.	250,000	4,815
USEC, Inc. (a)(d)(e)	8,600,000	43,774
W&T Offshore, Inc. (e)	6,075,000	76,363
World Fuel Services Corp.	1,450,000	48,967
		789,788
TOTAL ENERGY		1,237,478
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 5.7%
Capital Markets - 0.0%
FCStone Group, Inc. (a)	100,000	$ 385
GFI Group, Inc.	300,000	942
Massachusetts Financial Corp. Class A (a)	18,494	73
TradeStation Group, Inc. (a)	1,250,000	6,888
		8,288
Commercial Banks - 0.7%
Anglo Irish Bank Corp. PLC (d)	9,500,373	951
Bank of the Ozarks, Inc.	449,967	10,210
Cathay General Bancorp (d)	2,400,040	30,481
Center Financial Corp., California	9,998	48
Dimeco, Inc.	16,140	629
East West Bancorp, Inc.	650,000	6,169
EuroBancshares, Inc. (a)(e)	1,071,513	2,432
First Bancorp, Puerto Rico (d)(e)	7,300,000	51,903
Hanmi Financial Corp. (d)	1,554,996	2,970
Intervest Bancshares Corp. Class A	117,493	441
Nara Bancorp, Inc.	10,000	59
Oriental Financial Group, Inc.	1,150,000	5,808
Pacific Premier Bancorp, Inc. (a)	70,000	252
S.Y. Bancorp, Inc.	4,688	107
Smithtown Bancorp, Inc. (d)	8,738	120
Sparebanken More (primary capital certificate)	76,674	1,948
Sparebanken Rogaland (primary capital certificate)	800,000	3,233
Tamalpais Bancorp	144,661	817
The First Bancorp, Inc.	31,209	497
Vestjysk Bank AS (Reg.)	105,600	1,179
W Holding Co., Inc. (d)(e)	208,050	2,330
Wilshire Bancorp, Inc.	5,000	34
		122,618
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	11,906,000	5,187
First Cash Financial Services, Inc. (a)	100,000	1,682
Nicholas Financial, Inc. (a)	182,570	500
		7,369
Diversified Financial Services - 0.1%
CIT Group, Inc. (d)	7,100,009	19,809
Newship Ltd. (a)	2,500	145
		19,954
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.7%
Assurant, Inc.	4,550,000	$ 120,120
Axis Capital Holdings Ltd. (e)	7,100,000	172,246
Employers Holdings, Inc.	225,353	3,051
Endurance Specialty Holdings Ltd.	2,552,987	69,594
First Mercury Financial Corp. (a)	225,000	2,486
Genworth Financial, Inc. Class A (non-vtg.)	11,000,000	25,520
IPC Holdings Ltd. (e)	3,099,494	79,533
National Interstate Corp.	406,703	6,458
National Western Life Insurance Co. Class A	145,874	18,107
RenaissanceRe Holdings Ltd. (e)	3,100,000	138,539
Unum Group	15,000,000	212,400
		848,054
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. unit (a)	314,400	0
VastNed Offices/Industrial NV	100,000	1,063
		1,063
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	195,000	1,117
Forestar Group, Inc. (a)	200,000	2,230
Jones Lang LaSalle, Inc.	10,000	236
Relo Holdings Corp.	78,000	693
Tejon Ranch Co. (a)	746,775	16,317
		20,593
Thrifts & Mortgage Finance - 0.1%
First Financial Service Corp.	104,073	1,037
Imperial Capital Bancorp, Inc.	31,877	29
North Central Bancshares, Inc. (e)	133,861	1,404
Severn Bancorp, Inc.	13,507	56
The PMI Group, Inc. (e)	8,925,000	12,406
Triad Guaranty, Inc. (a)(d)(e)	1,438,451	647
WSB Holdings, Inc.	83,480	221
		15,800
TOTAL FINANCIALS		1,043,739
HEALTH CARE - 15.2%
Biotechnology - 1.0%
Amgen, Inc. (a)	3,000,000	164,550
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	250,000	$ 12,163
Vital BioTech Holdings Ltd. (a)	5,000,000	101
		176,814
Health Care Equipment & Supplies - 1.3%
COLTENE Holding AG	4,500	171
Cooper Companies, Inc. (d)	750,012	14,228
Corin Group PLC	50,000	39
Exactech, Inc. (a)	600,000	7,644
Golden Meditech Co. Ltd. (a)	11,000,000	1,001
Home Diagnostics, Inc. (a)	50,300	351
Kinetic Concepts, Inc. (a)	2,350,000	56,635
Mani, Inc.	160,000	10,267
Medical Action Industries, Inc. (a)(e)	1,568,250	13,487
Nakanishi, Inc. (d)	193,900	12,375
National Dentex Corp. (a)(e)	565,449	2,205
Orthofix International NV (a)	650,047	10,375
Span-America Medical System, Inc.	100,758	1,003
Syneron Medical Ltd. (a)	640,000	4,518
Theragenics Corp. (a)(e)	3,304,620	4,263
Utah Medical Products, Inc. (e)	460,000	11,173
Young Innovations, Inc. (e)	835,991	12,908
Zimmer Holdings, Inc. (a)	2,225,000	80,990
		243,633
Health Care Providers & Services - 10.8%
Advocat, Inc. (a)(e)	345,254	918
American HomePatient, Inc. (a)(e)	1,735,000	416
AMERIGROUP Corp. (a)(e)	4,694,967	131,318
AmSurg Corp. (a)(e)	2,350,000	46,037
AS One Corp.	30,000	647
Bio-Reference Laboratories, Inc. (a)	50,000	1,220
Centene Corp. (a)	600,000	10,638
CML Healthcare Income Fund (d)	700,000	7,195
Corvel Corp. (a)	491,916	8,677
Coventry Health Care, Inc. (a)(e)	13,496,900	204,208
Grupo Casa Saba SA de CV sponsored ADR	275,000	4,895
Health Grades, Inc. (a)	684,300	1,601
Health Net, Inc. (a)	3,125,009	45,719
Healthspring, Inc. (a)	2,250,011	39,195
Healthways, Inc. (a)	1,350,047	18,658
Henry Schein, Inc. (a)	175,000	6,550
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Hoshiiryou Sanki Co. Ltd.	23,100	$ 432
InVentiv Health, Inc. (a)	15,000	143
Japan Medical Dynamic Marketing, Inc.	100,000	171
LifePoint Hospitals, Inc. (a)(d)(e)	5,675,920	127,935
Lincare Holdings, Inc. (a)(d)(e)	9,550,000	229,678
MEDNAX, Inc. (a)	100,000	3,357
Molina Healthcare, Inc. (a)(d)	1,325,000	23,241
Patterson Companies, Inc. (a)(d)(e)	6,790,003	124,868
ResCare, Inc. (a)	1,200,000	16,260
Triple-S Management Corp. (a)	280,783	4,040
United Drug PLC:
(Ireland)	2,514,338	7,468
(United Kingdom)	499,993	1,562
UnitedHealth Group, Inc.	26,800,700	759,253
Universal American Financial Corp. (a)	1,474,107	14,549
VCA Antech, Inc. (a)	235,019	4,423
Wellcare Health Plans, Inc. (a)	1,997,000	29,516
WellPoint, Inc. (a)	2,250,000	93,263
		1,968,051
Health Care Technology - 0.7%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	610
IMS Health, Inc. (e)	9,250,000	134,310
		134,920
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	50,000	159
Charles River Laboratories International, Inc. (a)	3,025,000	73,840
Covance, Inc. (a)	5,000	193
eResearchTechnology, Inc. (a)	10,000	58
Harvard Bioscience, Inc. (a)	100,000	257
ICON PLC sponsored ADR	2,000,000	40,200
Medtox Scientific, Inc. (a)	283,643	1,798
SeraCare Life Sciences, Inc. (a)	259,491	278
Waters Corp. (a)	10,000	362
		117,145
Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings, Inc. (a)	2,900,000	65,163
Forest Laboratories, Inc. (a)	1,150,000	28,796
Fornix Biosciences NV (e)	447,334	4,983
Hisamitsu Pharmaceutical Co., Inc.	10,000	371
Il Dong Pharmaceutical Co. Ltd.	235,013	4,115
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
KunWha Pharmaceutical Co., Ltd. (e)	210,000	$ 2,172
KV Pharmaceutical Co. Class A (a)	2,200,000	1,430
Medicis Pharmaceutical Corp. Class A	10,000	139
Obagi Medical Products, Inc. (a)	10,000	67
Torii Pharmaceutical Co. Ltd.	620,000	10,646
Whanin Pharmaceutical Co. Ltd. (e)	629,360	5,439
Yuyu Pharma, Inc.	255,000	1,460
		124,781
TOTAL HEALTH CARE		2,765,344
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.1%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	378
CAE, Inc. (e)	13,500,400	79,074
Moog, Inc. Class A (a)	3,899,958	116,843
		196,295
Air Freight & Logistics - 0.3%
Dynamex, Inc. (a)	100,000	1,108
Forward Air Corp.	10,000	203
Kintetsu World Express, Inc.	232,200	4,299
Pacer International, Inc.	1,050,031	9,030
Sinwa Ltd.	7,500,000	590
UTI Worldwide, Inc.	5,000	55
Yusen Air & Sea Service Co. Ltd. (d)(e)	4,035,000	44,568
		59,853
Airlines - 0.1%
MAIR Holdings, Inc. (e)	2,000,026	0
Pinnacle Airlines Corp. (a)	619,253	1,239
Republic Airways Holdings, Inc. (a)	1,500,000	12,285
Ryanair Holdings PLC sponsored ADR (a)	25,000	601
SkyWest, Inc.	5,000	78
		14,203
Building Products - 0.2%
Aaon, Inc.	350,000	6,342
Aica Kogyo Co. Ltd.	175,000	1,714
Insteel Industries, Inc.	75,000	578
Kingspan Group PLC (Ireland)	2,600,000	8,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Kondotec, Inc.	307,200	$ 1,892
NCI Building Systems, Inc. (a)(d)(e)	2,007,400	23,266
		42,726
Commercial Services & Supplies - 0.8%
AJIS Co. Ltd. (e)	405,500	8,711
Cintas Corp.	3,125,000	71,094
Fursys, Inc.	100,000	1,416
GeoEye, Inc. (a)	100,000	1,725
HNI Corp. (d)	270,000	3,567
Knoll, Inc.	400,000	2,728
Mitie Group PLC	5,000,000	14,714
Moshi Moshi Hotline, Inc.	45,000	984
Secom Techno Service Co. Ltd. (e)	733,000	19,302
United Stationers, Inc. (a)	730,321	20,456
VICOM Ltd.	1,100,000	1,083
		145,780
Construction & Engineering - 0.5%
Arcadis NV (d)	1,245,000	13,644
Chodai Co. Ltd.	100,000	338
Commuture Corp.	550,000	3,570
Daiichi Kensetsu Corp. (e)	1,253,000	9,636
Dongyang Express & Construction Corp.	30,000	258
Hibiya Engineering Ltd. (d)	943,000	7,200
Hyder Consulting PLC	100,000	195
Imtech NV	900,000	13,954
Kaneshita Construction Co. Ltd.	925,000	2,766
KHD Humboldt Wedag International Ltd. (a)	10,000	99
Koninklijke BAM Groep NV	900,000	7,710
Kyeryong Construction Industrial Co. Ltd. (e)	655,040	9,067
Michael Baker Corp. (a)	55,175	1,929
Sanyo Engineering & Construction, Inc.	1,000,000	3,224
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,869
ShoLodge, Inc. (a)(e)	500,627	125
URS Corp. (a)	400,000	13,620
Vianini Lavori SpA	70,000	372
		90,576
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,000,000	1,847
AZZ, Inc. (a)(d)(e)	1,100,000	24,640
Belden, Inc.	1,500,000	19,590
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Chase Corp. (e)	811,883	$ 8,890
Deswell Industries, Inc.	576,565	980
Draka Holding NV (d)	1,200,000	9,556
GrafTech International Ltd. (a)	600,036	4,806
Hubbell, Inc. Class B	260,000	8,060
JA Solar Holdings Co. Ltd. ADR (a)	35,000	93
Koito Industries Ltd.	470,000	1,276
Korea Electric Terminal Co. Ltd. (e)	617,400	4,698
Nexans SA	425,000	24,521
PK Cables OY	300,000	1,390
Power Logics Co. Ltd. (a)	525,000	1,113
Prysmian SpA	600,000	7,605
Rockwell Automation, Inc.	200,000	5,208
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	10,000	50
Thomas & Betts Corp. (a)	75,000	1,604
Universal Security Instruments, Inc. (a)(e)	241,255	934
		126,861
Industrial Conglomerates - 1.0%
DCC PLC (Ireland) (e)	8,250,000	122,525
Seaboard Corp.	61,673	61,981
		184,506
Machinery - 0.9%
Aalberts Industries NV (d)	1,050,000	5,996
Cascade Corp. (e)	1,049,952	24,033
CKD Corp. (d)(e)	5,950,000	21,950
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,146,553	14,584
Dover Corp.	200,000	5,656
Foremost Income Fund (e)	1,600,000	6,918
Gardner Denver, Inc. (a)	1,000,000	21,770
Gencor Industries, Inc. (a)	165,011	1,307
Greenbrier Companies, Inc. (e)	1,500,000	8,325
Hardinge, Inc.	170,919	743
Hi-P International Ltd.	3,500,000	746
Hurco Companies, Inc. (a)	250,038	3,546
Ihara Science Corp.	367,000	1,464
Inoue Kinzoku Kogyo Co. Ltd. (e)	993,000	4,818
Jaya Holdings Ltd. (e)	64,000,000	11,272
Kyowakogyosyo Co.,Ltd.	43,000	149
Miller Industries, Inc. (a)	150,000	822
Mueller Industries, Inc.	1,000	20
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
NACCO Industries, Inc. Class A	607,289	$ 19,427
Nadex Co. Ltd.	430,000	1,806
Nitta Corp.	50,000	647
NN, Inc.	25,000	43
S&T Holdings Co. Ltd.	200,020	741
Singamas Container Holdings Ltd.	2,000,000	216
Spirax-Sarco Engineering PLC	5,000	60
Takamatsu Machinery Co., Ltd.	60,000	197
Takeuchi Manufacturing Co. Ltd.	125,000	928
Tocalo Co. Ltd.	25,000	235
Toro Co.	28,371	840
Trifast PLC (e)	6,845,000	1,712
Trinity Industrial Corp.	166,000	591
Twin Disc, Inc.	360,011	2,365
Wolverine Tube, Inc. (a)(e)	3,406,825	409
		164,336
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	660,000	4,279
Professional Services - 1.4%
51job, Inc. sponsored ADR (a)	100,000	654
CDI Corp.	260,000	2,787
Clarius Group Ltd.	1,165,811	278
Corporate Executive Board Co.	510,000	10,302
CRA International, Inc. (a)(e)	599,992	12,606
en-japan, Inc. (d)	4,919	5,205
Equifax, Inc.	4,700,000	116,184
GFK AG	100,000	2,048
LECG Corp. (a)	612,802	2,004
Manpower, Inc.	600,000	17,076
Monster Worldwide, Inc. (a)	861,447	7,934
MPS Group, Inc. (a)	510,000	3,086
RCM Technologies, Inc. (a)(e)	1,275,663	1,441
Robert Half International, Inc.	10,000	170
SmartPros Ltd. (a)	50,000	135
Stantec, Inc. (a)(e)	2,875,000	62,596
Synergie SA	30,000	330
Temp Holdings Co., Ltd.	30,000	201
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
TrueBlue, Inc. (a)	950,046	$ 8,075
Wesco, Inc.	300,000	408
		253,520
Road & Rail - 0.5%
Alps Logistics Co. Ltd. (e)	980,400	10,363
Hutech Norin Co. Ltd. (e)	1,043,700	5,733
Japan Logistic Systems Corp.	300,000	736
Old Dominion Freight Lines, Inc. (a)	1,250,000	31,350
Sakai Moving Service Co. Ltd. (e)	778,000	15,872
Trancom Co. Ltd. (e)	1,032,400	11,472
Universal Truckload Services, Inc. (a)	468,196	5,787
US 1 Industries, Inc. (a)	418,654	377
		81,690
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	330,000	3,076
Empire Resources, Inc.	46,850	42
ERIKS Group NV (Certificaten Van Aandelen) unit	162,611	5,236
Grafton Group PLC unit	4,800,017	9,710
Hanwa Co. Ltd.	350,000	1,033
Misumi Group, Inc.	560,000	6,362
MSC Industrial Direct Co., Inc. Class A	10,000	343
Parker Corp.	675,000	1,264
Richelieu Hardware Ltd. (e)	1,100,000	16,376
Senshu Electric Co. Ltd. (e)	851,800	9,993
TECHNO ASSOCIE CO., LTD.	75,000	424
Toshin Group Co. Ltd.	9,800	172
Uehara Sei Shoji Co. Ltd.	1,100,000	4,126
Wakita & Co. Ltd.	650,000	2,526
		60,683
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,557,000	7,075
Meiko Transportation Co. Ltd.	704,000	4,979
		12,054
TOTAL INDUSTRIALS		1,437,362
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.0%
Bel Fuse, Inc.:
Class A	369,793	$ 5,196
Class B (non-vtg.)	10,000	152
Black Box Corp. (e)	1,981,025	43,246
Blonder Tongue Laboratories, Inc. (a)	152,040	141
BYD Electronic International Co. Ltd.	2,750,000	922
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	2,500,000	3,425
ClearOne Communications, Inc. (a)(d)(e)	1,000,503	3,952
Cogo Group, Inc. (a)	750,000	5,010
Comtech Telecommunications Corp. (a)	20,000	776
Ditech Networks, Inc. (a)(e)	3,234,000	3,105
Nera Telecommunications Ltd.	9,000,000	1,113
NETGEAR, Inc. (a)(e)	3,534,317	39,302
Nokia Corp. sponsored ADR	100,000	1,227
Optical Cable Corp. (a)(e)	537,002	1,525
Plantronics, Inc. (e)	4,893,275	49,667
Sierra Wireless, Inc. (a)	100,000	571
TKH Group NV unit	3,000,000	28,653
		187,983
Computers & Peripherals - 1.0%
ASUSTeK Computer, Inc.	1,799,510	1,622
Datapulse Technology Ltd.	500,000	44
Dataram Corp. (e)	858,800	1,082
Logitech International SA (a)(d)	525,000	5,035
Logitech International SA (Reg.) (a)	7,250,000	70,269
Rimage Corp. (a)(e)	783,505	10,272
Roland DG Corp. (d)	90,000	1,075
Seagate Technology	11,500,000	43,585
Super Micro Computer, Inc. (a)(e)	2,314,850	12,199
TPV Technology Ltd.	51,500,000	11,531
Western Digital Corp. (a)	1,000,000	14,680
Xyratex Ltd. (a)(e)	2,923,900	5,058
		176,452
Electronic Equipment & Components - 3.2%
A&D Co. Ltd. (d)(e)	1,752,100	5,097
Amphenol Corp. Class A	50,000	1,308
Benchmark Electronics, Inc. (a)	75,000	881
BYD Co. Ltd. (H Shares)	100,000	186
CPI International, Inc. (a)	725,993	5,568
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CyberOptics Corp. (a)	50,000	$ 281
Daktronics, Inc.	150,000	1,295
Delta Electronics, Inc.	11,000,000	17,175
Delta Electronics PCL (For. Reg.)	30,000,000	8,071
Diploma PLC	15,000	25
Domino Printing Sciences PLC	100,000	285
Excel Co. Ltd. (e)	909,800	8,338
FARO Technologies, Inc. (a)	5,000	75
Hon Hai Precision Industry Co. Ltd. (Foxconn)	86,599,994	151,764
Huan Hsin Holdings Ltd.	7,200,000	1,097
Ingram Micro, Inc. Class A (a)	1,310,000	16,074
Insight Enterprises, Inc. (a)	1,525,049	7,900
INTOPS Co. Ltd. (e)	690,685	7,182
Japan Aviation Electronics Industry Ltd.	10,000	39
Jurong Technologies Industrial Corp. Ltd.	29,873,347	495
Kingboard Chemical Holdings Ltd.	39,500,000	63,589
Kingboard Laminates Holdings Ltd.	4,057,500	1,017
KITAGAWA INDUSTRIES CO., LTD.	47,700	573
Measurement Specialties, Inc. (a)	75,539	384
Mesa Laboratories, Inc. (e)	317,500	6,382
Methode Electronics, Inc. Class A	622,116	2,874
Multi-Fineline Electronix, Inc. (a)	50,044	927
Muramoto Electronic Thailand PCL (For. Reg.)	1,275,000	3,556
Nippo Ltd.	250,000	897
Orbotech Ltd. (a)(e)	2,449,985	10,192
Rofin-Sinar Technologies, Inc. (a)	80,000	1,351
ScanSource, Inc. (a)(e)	2,640,600	49,432
SED International Holdings, Inc. (a)(e)	480,000	552
Shibaura Electronics Co. Ltd.	271,000	1,889
Sigmatron International, Inc. (a)(e)	381,880	821
Sinotronics Holdings Ltd.	15,300,000	489
SMART Modular Technologies (WWH), Inc. (a)(e)	6,164,900	7,090
Softchoice Corp.	50,000	106
Spectrum Control, Inc. (a)(e)	1,281,630	9,279
SYNNEX Corp. (a)(e)	3,202,670	49,161
Taitron Components, Inc. Class A (sub. vtg.)	359,023	337
Takachiho Electric Co. Ltd. (e)	1,043,300	8,144
Tomen Electronics Corp. (e)	1,492,400	17,897
Tyco Electronics Ltd.	5,300,000	75,048
Venture Corp. Ltd.	12,584,000	33,534
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Winland Electronics, Inc. (a)(e)	337,600	$ 236
Wireless Telecom Group, Inc. (a)(e)	1,767,712	636
		579,529
Internet Software & Services - 1.0%
AhnLab, Inc.	255,000	1,716
Dice Holdings, Inc. (a)	25,000	72
DivX, Inc. (a)(e)	2,100,000	10,563
eBay, Inc. (a)	7,800,007	93,756
j2 Global Communications, Inc. (a)(e)	3,610,000	70,684
LoopNet, Inc. (a)	350,000	2,275
NetEase.com, Inc. sponsored ADR (a)	100,000	1,901
Open Text Corp. (a)	25,032	885
Perficient, Inc. (a)	1,310,099	5,122
Softbank Technology Corp.	438,800	2,840
UANGEL Corp.	75,000	345
United Internet AG	50,000	364
		190,523
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	91,720
Argo Graphics, Inc.	115,000	1,470
Broadridge Financial Solutions, Inc.	50,000	675
Calian Technologies Ltd. (e)	600,000	6,338
Cognizant Technology Solutions Corp. Class A (a)	1,125,000	21,071
Computer Services, Inc.	6,000	162
CSE Global Ltd. (e)	29,400,500	7,416
Heartland Payment Systems, Inc.	940,082	8,527
Hitachi Systems & Services Ltd.	154,300	1,623
Indra Sistemas SA	1,000,000	20,165
infoGROUP, Inc.	1,585,552	5,851
Lender Processing Services, Inc.	100,000	2,592
NeuStar, Inc. Class A (a)(d)	350,000	4,767
Patni Computer Systems Ltd. sponsored ADR	1,755,900	9,745
SinoCom Software Group Ltd. (e)	62,660,000	4,021
Softcreate Co., Ltd.	46,700	348
Total System Services, Inc.	6,100,000	77,226
Wright Express Corp. (a)	600,000	6,996
		270,713
Office Electronics - 0.7%
Canon Finetech, Inc.	620,000	6,687
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Canon, Inc.	4,150,000	$ 113,243
Zebra Technologies Corp. Class A (a)	510,000	8,583
		128,513
Semiconductors & Semiconductor Equipment - 1.7%
Axcelis Technologies, Inc. (a)(e)	9,244,957	2,635
Diodes, Inc. (a)(e)	4,085,000	26,471
FormFactor, Inc. (a)	1,500,041	23,341
Gennum Corp.	350,000	1,385
Intersil Corp. Class A	300,000	2,793
Intest Corp. (a)(e)	909,300	209
KEC Corp. (a)	2,500,000	1,077
KEC Holdings Co. Ltd. (e)	1,799,999	1,027
KLA-Tencor Corp.	50,000	1,002
Kontron AG	5,000	42
Kulicke & Soffa Industries, Inc. (a)	250,000	383
Lasertec Corp.	200,000	1,037
Leeno Industrial, Inc.	60,000	398
Maxim Integrated Products, Inc.	9,000,500	119,077
MediaTek, Inc.	1,500,000	10,747
Melexis NV (e)	3,100,048	18,694
Miraial Co. Ltd.	150,000	1,444
NVIDIA Corp. (a)	3,100,000	24,645
Omnivision Technologies, Inc. (a)(e)	5,535,000	37,029
Pericom Semiconductor Corp. (a)	1,012,185	6,245
Photronics, Inc. (a)	800,010	1,272
Trio-Tech International (e)	322,543	532
USC Corp.	350,000	3,601
Varitronix International Ltd. (e)	32,340,000	8,107
Y. A. C. Co., Ltd.	187,100	632
Zoran Corp. (a)	1,580,533	9,388
		303,213
Software - 4.7%
Adobe Systems, Inc. (a)	100,000	1,931
Amdocs Ltd. (a)	6,625,000	112,095
Ansys, Inc. (a)(e)	5,500,000	136,730
Autodesk, Inc. (a)	25,000	414
Aveva Group PLC	15,000	131
Bitstream, Inc. Class A (a)	5,000	24
Cybernet Systems Co. Ltd. (e)	17,087	6,099
DMX Technologies Group Ltd. (a)	1,000,000	62
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
ebix.com, Inc. (a)	375,005	$ 7,673
Epicor Software Corp. (a)	1,427,428	5,053
Exact Holdings NV	625,000	11,315
Fair Isaac Corp.	2,200,019	27,940
ICT Automatisering NV (e)	734,901	4,281
Infomedia Ltd.	600,000	110
Jack Henry & Associates, Inc.	2,300,004	40,940
KSK Co., Ltd.	61,100	333
MacDonald Dettwiler & Associates Ltd. (a)	300,000	5,039
MICROS Systems, Inc. (a)	660,000	9,504
Microsoft Corp.	1,400,000	23,940
MicroStrategy, Inc. Class A (a)	60,000	2,322
Net 1 UEPS Technologies, Inc. (a)	400,000	5,372
Nucleus Software Exports Ltd.	50,000	48
Oracle Corp. (a)	24,000,000	403,920
Pervasive Software, Inc. (a)(e)	1,842,792	6,671
Progress Software Corp. (a)(e)	2,450,000	41,797
PROS Holdings, Inc. (a)	125,000	751
Springsoft, Inc.	6,899,922	3,048
Vasco Data Security International, Inc. (a)	200,000	1,356
		858,899
TOTAL INFORMATION TECHNOLOGY		2,695,825
MATERIALS - 3.9%
Chemicals - 2.2%
Aronkasei Co. Ltd.	500,000	1,617
C. Uyemura & Co. Ltd.	236,500	5,119
Cytec Industries, Inc.	2,299,702	47,006
Dongbu Fine Chemical Co. Ltd.	100,000	627
EcoGreen Fine Chemical Group Ltd.	13,500,000	1,989
FMC Corp.	2,250,000	100,395
Fujikura Kasei Co., Ltd. (e)	2,107,800	10,267
Honshu Chemical Industry Co., Ltd.	250,000	1,271
Innospec, Inc. (e)	2,029,971	9,886
KPC Holdings Corp.	43,478	1,006
Kpx Chemical Co. Ltd.	124,964	3,592
Methanex Corp.	50,000	387
Mitsubishi Gas Chemical Co., Inc.	50,000	199
OM Group, Inc. (a)(e)	2,215,600	42,938
SK Kaken Co. Ltd.	180,000	4,036
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Soken Chemical & Engineer Co. Ltd. (e)	805,000	$ 4,388
T&K Toka Co. Ltd.	105,000	674
Thai Carbon Black PCL (For. Reg.)	1,564,300	577
Thai Rayon PCL	25,000	20
Thai Rayon PCL (For. Reg.)	657,300	528
Tohcello Co. Ltd.	285,000	1,087
Tokyo Printing Ink Manufacturing Co. Ltd.	298,000	493
Yara International ASA	6,800,000	153,847
Yip's Chemical Holdings Ltd. (e)	27,600,000	7,129
		399,078
Construction Materials - 0.0%
Brampton Brick Ltd. Class A (sub. vtg.)	810,000	3,462
CRH PLC sponsored ADR	100,000	2,375
Mitani Sekisan Co. Ltd.	425,000	2,045
Titan Cement Co. SA (Reg.)	55,000	1,007
		8,889
Containers & Packaging - 0.4%
Chuoh Pack Industry Co. Ltd.	9,000	38
Kohsoku Corp. (e)	1,050,000	6,503
Silgan Holdings, Inc.	1,300,000	59,592
Starlite Holdings Ltd.	1,800,000	72
The Pack Corp.	290,000	3,575
		69,780
Metals & Mining - 1.3%
Avocet Mining PLC (a)	800,000	939
Blue Earth Refineries, Inc.	274,309	255
Compania de Minas Buenaventura SA sponsored ADR	4,800,000	90,432
Fresnillo PLC	800,000	4,111
Gerdau SA sponsored ADR	7,400,000	47,212
Horsehead Holding Corp. (a)(e)	2,875,004	11,385
HudBay Minerals, Inc. (a)	7,300,000	29,180
IAMGOLD Corp.	2,500,000	17,131
Industrias Penoles SA de CV	2,650,000	23,779
Korea Steel Shapes Co. Ltd.	42,000	1,846
Pacific Metals Co. Ltd. (d)	1,000,000	4,586
Reliance Steel & Aluminum Co.	99,990	2,213
Synalloy Corp. (d)	190,383	1,043
Tohoku Steel Co. Ltd. (e)	595,000	5,479
Troy Resources NL	250,000	162
Uruguay Mineral Exploration, Inc.	1,515,000	321
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Webco Industries, Inc. (a)	8,922	$ 509
Yamato Kogyo Co. Ltd.	15,000	363
		240,946
TOTAL MATERIALS		718,693
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,258,600	27,060
Qwest Communications International, Inc.	100,000	322
		27,382
Wireless Telecommunication Services - 0.3%
MobileOne Ltd.	22,000,000	23,524
SK Telecom Co. Ltd. sponsored ADR (d)	1,900,000	31,065
		54,589
TOTAL TELECOMMUNICATION SERVICES		81,971
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp. (e)	118,058	4,681
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	5,294
Keiyo Gas Co. Ltd.	425,000	1,704
KyungDong City Gas Co. Ltd.	139,700	4,830
Otaki Gas Co. Ltd.	664,000	4,186
		16,014
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,400,000	36,820
Mega First Corp. Bhd	1,300,000	262
		37,082
TOTAL UTILITIES		57,777
TOTAL COMMON STOCKS (Cost $19,576,128)		15,978,756
Preferred Stocks - 0.7%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	58,600	$ 36,144
Wells Fargo & Co. 7.50%	37,000	23,569
		59,713
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	263,600	5,035
Insurance - 0.4%
American International Group, Inc. Series A, 8.50%	7,500,000	66,450
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	9,298	9
TOTAL FINANCIALS		131,207
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	1,880	299
TOTAL PREFERRED STOCKS (Cost $426,614)		131,506
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14 (Cost $32,480)	$ 35,000	18,354

Money Market Funds - 12.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	2,125,685,519	$ 2,125,686
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	210,391,877	210,392
TOTAL MONEY MARKET FUNDS (Cost $2,336,078)		2,336,078
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $22,371,300)		18,464,694
NET OTHER ASSETS - (1.4)%		(252,540)
NET ASSETS - 100%		$ 18,212,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,134,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21,993
Fidelity Securities Lending Cash Central Fund	9,367
Total	$ 31,360
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 16,139	$ 327	$ -	$ 108	$ 5,097
Abbey PLC	17,715	-	-	-	13,930
Abercrombie & Fitch Co. Class A	-	299,680	-	1,549	155,362
Adams Resources & Energy, Inc.	12,014	-	-	211	7,422
Advocat, Inc.	3,694	-	-	-	918
AJIS Co. Ltd.	7,750	2,222	-	-	8,711
Alabama Aircraft Industries, Inc.	439	-	-	-	378
Alps Logistics Co. Ltd.	7,297	2,807	-	119	10,363
American Axle & Manufacturing Holdings, Inc.	30,217	-	1,852	183	4,350
American HomePatient, Inc.	1,215	-	-	-	416
American Italian Pasta Co. Class A	20,182	980	1,281	-	43,697
AMERIGROUP Corp.	119,252	-	-	-	131,318
AmSurg Corp.	65,660	-	2,663	-	46,037
Ansys, Inc.	255,781	-	3,531	-	136,730
AOC Holdings, Inc.	47,956	8,184	525	-	32,972
Apria Healthcare Group, Inc.	83,986	-	91,812	-	-
Arctic Cat, Inc.	8,900	35	1,737	125	3,601
ARK Restaurants Corp.	2,131	1,142	-	72	1,892
Arrhythmia Research Technology, Inc.	1,610	-	-	-	610
ASTI Corp.	1,901	1,749	-	46	2,251
Atlantic Tele-Network, Inc.	36,717	1,160	-	441	27,060
Axcelis Technologies, Inc.	46,033	51	-	-	2,635
Axis Capital Holdings Ltd.	199,584	22,426	-	2,559	172,246
AZZ, Inc.	49,807	1,446	1,148	-	24,640
Bank of the Ozarks, Inc.	24,969	-	22,252	169	-
Barratt Developments PLC	46,250	3,084	3,084	-	24,886
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Basic Energy Services, Inc.	$ 107,680	$ 503	$ -	$ -	$ 38,880
Beazer Homes USA, Inc.	12,460	5,069	-	-	2,727
Bed Bath & Beyond, Inc.	677,667	8,224	148,301	-	455,324
Belluna Co. Ltd.	12,457	3,656	121	256	11,015
Bellway PLC	70,675	-	-	666	62,834
Black Box Corp.	58,836	-	-	238	43,246
Blyth, Inc.	49,019	-	4,231	837	10,571
Brinker International, Inc.	139,764	13,454	-	1,831	94,891
Bristow Group, Inc.	106,851	8,431	1,160	-	62,894
CAE, Inc.	145,836	-	-	594	79,074
Cagle's, Inc. Class A	1,487	-	440	-	-
Calian Technologies Ltd.	-	4,676	-	35	6,338
Career Education Corp.	180,069	1,834	38,182	-	168,950
Cascade Corp.	43,878	1,178	-	400	24,033
Cathay General Bancorp	62,166	-	38,881	546	-
CEC Entertainment, Inc.	90,636	-	9,124	-	53,682
Chase Corp.	14,901	65	-	282	8,890
Chimney Co. Ltd.	6,071	4,355	-	68	11,786
Chromcraft Revington, Inc.	2,448	5	396	-	-
CKD Corp.	20,768	9,639	240	476	21,950
ClearOne Communications, Inc.	3,622	-	-	-	3,952
Columbus McKinnon Corp. (NY Shares)	29,478	-	-	-	14,584
Corvel Corp.	22,925	-	5,438	-	-
Coventry Health Care, Inc.	394,376	51,805	-	-	204,208
CPI International, Inc.	15,431	-	4,878	-	-
CRA International, Inc.	31,984	971	8,392	-	12,606
Craftmade International, Inc.	-	889	-	-	1,169
CSE Global Ltd.	19,582	1,585	-	187	7,416
Cybernet Systems Co. Ltd.	6,387	1,086	-	124	6,099
D.R. Horton, Inc.	279,112	17,880	15,516	2,843	149,000
Daiichi Kensetsu Corp.	-	7,888	-	-	9,636
Daikokutenbussan Co. Ltd.	5,492	627	2,195	-	-
Dataram Corp.	2,018	-	-	-	1,082
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DCC PLC (Ireland)	$ 195,024	$ -	$ -	$ 2,354	$ 122,525
Decorator Industries, Inc.	548	-	-	-	178
Delta Apparel, Inc.	3,740	-	-	-	3,353
Diodes, Inc.	67,522	52,737	33,477	-	26,471
Ditech Networks, Inc.	6,403	-	-	-	3,105
Divestco, Inc.	6,876	22	-	-	1,517
DivX, Inc.	19,728	455	3,343	-	10,563
Eagle Test Systems, Inc.	19,925	-	24,693	-	-
Edge Petroleum Corp.	14,726	-	-	-	516
Educational Development Corp.	1,928	-	-	149	1,398
EuroBancshares, Inc.	2,239	-	-	-	2,432
Exactech, Inc.	23,019	-	4,028	-	-
Excel Co. Ltd.	9,314	11	-	119	8,338
ExpressJet Holdings, Inc. Class A	1,522	-	801	-	-
Fair Isaac Corp.	84,588	-	36,930	111	-
Farstad Shipping ASA	65,174	-	-	-	28,867
Federal Screw Works	780	-	-	15	128
First Bancorp, Puerto Rico	70,000	-	7,624	989	51,903
Food Empire Holdings Ltd.	7,111	4,077	-	-	6,232
Footstar, Inc.	7,963	-	-	-	4,637
Foremost Income Fund	13,596	-	-	592	6,918
FormFactor, Inc.	42,806	416	19,526	-	-
Fornix Biosciences NV	6,507	270	-	344	4,983
Fossil, Inc.	113,815	41,746	-	-	76,870
FreightCar America, Inc.	23,818	477	13,754	38	-
Fresh Del Monte Produce, Inc.	133,521	-	-	-	152,649
Fujikura Kasei Co., Ltd.	7,660	6,280	206	83	10,267
Gildan Activewear, Inc.	167,861	42,738	2,085	-	103,300
Glentel, Inc.	6,695	147	-	163	3,773
Goodfellow, Inc.	7,278	451	-	147	4,757
Greenbrier Companies, Inc.	31,395	-	-	180	8,325
Group 1 Automotive, Inc.	28,689	-	-	277	14,556
Gulliver International Co. Ltd.	26,601	370	370	373	17,537
Hampshire Group Ltd.	5,520	-	-	-	2,944
Handsome Co. Ltd.	11,391	5,200	-	240	11,405
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hankook Shell Oil Co. Ltd.	$ 7,360	$ -	$ 2	$ 425	$ 3,942
Helen of Troy Ltd.	63,121	161	1,595	-	31,562
Henry Boot PLC	13,697	93	-	176	6,784
Horsehead Holding Corp.	-	8,540	-	-	11,385
HTL International Holdings Ltd.	5,817	-	-	-	1,389
Hutech Norin Co. Ltd.	3,106	2,942	-	45	5,733
ICT Automatisering NV	4,502	2,092	-	-	4,281
IMS Health, Inc.	156,750	31,333	-	252	134,310
Ingles Markets, Inc. Class A	17,142	446	-	237	10,408
Innospec, Inc.	37,786	-	1,497	105	9,886
Inoue Kinzoku Kogyo Co. Ltd.	3,062	2,026	-	47	4,818
Intage, Inc.	5,882	4,758	-	-	11,006
Intest Corp.	1,455	-	-	-	209
INTOPS Co. Ltd.	1,892	6,003	-	185	7,182
INZI Controls Co. Ltd.	3,670	33	-	60	1,293
IPC Holdings Ltd.	99,494	-	-	1,364	79,533
Isewan Terminal Service Co. Ltd.	8,226	-	-	137	7,075
j2 Global Communications, Inc.	86,292	2,200	2,659	-	70,684
Jack Henry & Associates, Inc.	142,494	-	81,870	810	-
Jack in the Box, Inc.	141,759	-	-	-	148,394
Jackson Hewitt Tax Service, Inc.	31,863	641	1,548	738	26,481
JAKKS Pacific, Inc.	46,708	1,570	-	-	40,348
Jaya Holdings Ltd.	50,961	4,304	-	2,704	11,272
JLM Couture, Inc.	327	-	-	-	217
Jos. A. Bank Clothiers, Inc.	40,733	588	686	-	50,115
KEC Holdings Co. Ltd.	2,570	-	-	46	1,027
Kohsoku Corp.	4,152	1,275	-	65	6,503
Komplett ASA	10,754	-	4,069	-	-
Korea Electric Terminal Co. Ltd.	11,379	57	-	78	4,698
KunWha Pharmaceutical Co., Ltd.	-	1,845	-	39	2,172
Kyeryong Construction Industrial Co. Ltd.	4,997	4,863	-	231	9,067
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
LifePoint Hospitals, Inc.	$ 162,502	$ -	$ -	$ -	$ 127,935
Lincare Holdings, Inc.	307,701	-	-	-	229,678
M/I Homes, Inc.	32,784	-	-	-	15,293
Maine & Maritimes Corp.	5,742	-	439	6	4,681
MAIR Holdings, Inc.	8,000	-	-	-	-
Marine Products Corp.	16,494	-	5,517	258	-
MarineMax, Inc.	5,857	841	-	-	1,752
McCormick & Schmick's Seafood Restaurants	2,988	2,356	-	-	3,829
Medical Action Industries, Inc.	15,588	-	-	-	13,487
Melexis NV	49,123	30	37	2,010	18,694
Mesa Laboratories, Inc.	5,988	725	-	60	6,382
Metro, Inc. Class A (sub. vtg.)	275,476	-	15,534	2,116	348,558
Michang Oil Industrial Co. Ltd.	5,219	-	-	134	2,556
Molina Healthcare, Inc.	49,203	-	5,741	-	-
Monarch Casino & Resort, Inc.	12,374	-	3,135	-	-
Movado Group, Inc.	12,900	8,521	-	120	12,577
Murakami Corp.	5,561	-	-	35	3,895
National Dentex Corp.	5,582	34	-	-	2,205
NBTY, Inc.	129,338	13,884	-	-	84,915
NCI Building Systems, Inc.	75,197	-	-	-	23,266
NETGEAR, Inc.	53,545	-	-	-	39,302
New Frontier Media, Inc.	4,691	-	-	-	2,318
NEXT PLC	247,987	-	48,733	2,789	170,624
Ngai Lik Industrial Holdings Ltd.	1,746	-	-	-	606
Nishimatsuya Chain Co. Ltd.	32,440	4,024	-	210	35,215
North Central Bancshares, Inc.	2,811	-	-	3	1,404
Nutraceutical International Corp.	13,962	-	-	-	9,994
Oil States International, Inc.	252,448	17,499	-	-	91,259
Old Dominion Freight Lines, Inc.	106,430	2,539	59,230	-	-
OM Group, Inc.	60,997	12,537	-	-	42,938
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Omnivision Technologies, Inc.	$ 60,608	$ -	$ -	$ -	$ 37,029
Optical Cable Corp.	3,593	-	52	-	1,525
Orbotech Ltd.	28,812	-	-	-	10,192
Orthofix International NV	30,944	-	11,224	-	-
Ozeki Co. Ltd.	30,170	1,182	-	-	31,573
P&F Industries, Inc. Class A	947	3	-	-	411
Papa John's International, Inc.	84,502	-	-	-	56,783
Patterson Companies, Inc.	157,712	43,011	-	-	124,868
Pervasive Software, Inc.	7,795	-	-	-	6,671
PetMed Express, Inc.	35,482	-	128	-	35,234
Philadelphia Consolidated Holdings Corp.	341,933	-	347,842	-	-
Physicians Formula Holdings, Inc.	7,746	1,281	-	-	3,212
Piolax, Inc.	16,809	895	-	99	15,701
Plantronics, Inc.	119,151	-	-	489	49,667
Plenus Co. Ltd.	47,023	1,486	1,978	574	41,948
Pomeroy IT Solutions, Inc.	4,375	-	160	-	3,693
Progress Software Corp.	72,104	-	-	-	41,797
RCM Technologies, Inc.	4,210	-	-	-	1,441
RenaissanceRe Holdings Ltd.	157,697	-	-	1,426	138,539
Rex Stores Corp.	16,871	-	-	-	7,975
Richelieu Hardware Ltd.	18,981	1,181	-	62	16,376
Rimage Corp.	7,367	3,790	-	-	10,272
Ringerikes Sparebank	1,142	-	805	-	-
Rocky Brands, Inc.	2,827	-	135	-	1,725
Rocky Mountain Chocolate Factory, Inc.	3,443	1,612	-	104	3,664
Ross Stores, Inc.	326,457	590	85,697	1,275	-
Ruby Tuesday, Inc.	43,840	896	896	-	7,901
Ruth's Chris Steak House, Inc.	6,540	110	136	-	1,525
Safeway, Inc.	565,128	46,213	-	3,703	495,033
Sakai Moving Service Co. Ltd.	12,186	3,439	-	161	15,872
ScanSource, Inc.	80,635	321	-	-	49,432
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ScS Upholstery PLC	$ 309	$ -	$ -	$ -	$ -
Secom Techno Service Co. Ltd.	14,726	5,770	-	-	19,302
SED International Holdings, Inc.	734	-	-	-	552
Senshu Electric Co. Ltd.	4,862	6,864	-	142	9,993
Shinsegae Engineering & Construction Co. Ltd.	7,284	-	-	101	2,869
ShoLodge, Inc.	1,006	-	-	-	125
Sigmatron International, Inc.	2,624	-	-	-	821
Simpson Manufacturing Co. Ltd.	74,431	-	84,077	80	-
SinoCom Software Group Ltd.	5,241	1,906	-	-	4,021
SMART Modular Technologies (WWH), Inc.	13,001	10,735	-	-	7,090
Soken Chemical & Engineer Co. Ltd.	8,515	2,201	-	-	4,388
Sonic Corp.	78,468	9,171	-	-	57,466
Spectrum Control, Inc.	8,337	780	-	-	9,279
Sportscene Group, Inc. Class A	5,274	-	-	80	3,997
Stanley Furniture Co., Inc.	9,138	-	-	215	8,439
Stantec, Inc.	77,941	4,030	2,781	-	62,596
Steiner Leisure Ltd.	51,912	-	-	-	41,882
Strattec Security Corp.	11,378	-	55	103	3,359
Strongco Income Fund	3,392	-	-	-	883
Sunjin Co. Ltd.	5,820	7	-	71	2,964
Super Micro Computer, Inc.	17,451	2,038	3,122	-	12,199
Swift Energy Co.	50,820	68,756	-	-	47,270
SYNNEX Corp.	74,814	-	-	-	49,161
Takachiho Electric Co. Ltd.	10,482	1,572	-	151	8,144
Tamalpais Bancorp	2,532	-	774	21	-
Tejon Ranch Co.	30,162	-	6,695	-	-
The PMI Group, Inc.	22,402	1,455	1,455	46	12,406
Theragenics Corp.	11,963	-	-	-	4,263
Tohoku Steel Co. Ltd.	8,169	423	-	47	5,479
Tokyo Kisen Co. Ltd.	3,670	-	-	-	4,279
Tomen Electronics Corp.	8,456	7,676	-	102	17,897
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Total Energy Services Trust	$ 22,752	$ -	$ -	$ 387	$ 8,432
Trancom Co. Ltd.	15,597	-	-	-	11,472
Triad Guaranty, Inc.	1,295	-	-	-	647
Trifast PLC	6,980	-	5	99	1,712
Trio-Tech International	1,066	558	-	-	532
Uni-Select, Inc.	25,655	3,798	-	211	32,149
Universal Security Instruments, Inc.	1,279	-	-	-	934
Up, Inc.	4,121	-	-	-	4,498
USEC, Inc.	44,892	-	-	-	43,774
Utah Medical Products, Inc.	13,667	-	-	209	11,173
Varitronix International Ltd.	8,332	5,160	-	218	8,107
W Holding Co., Inc.	8,738	-	-	156	-
W Holding Co., Inc.	-	-	-	78	2,330
W&T Offshore, Inc.	144,108	88,386	2,385	1,760	76,363
Whanin Pharmaceutical Co. Ltd.	3,655	3,132	-	132	5,439
Winland Electronics, Inc.	523	-	10	-	236
Wireless Telecom Group, Inc.	2,033	-	-	-	636
Wolverine Tube, Inc.	2,725	-	-	-	409
World Fuel Services Corp.	69,249	620	49,532	185	-
Xyratex Ltd.	26,851	4,788	-	-	5,058
Yip's Chemical Holdings Ltd.	16,297	453	-	768	7,129
Young Innovations, Inc.	18,304	-	85	67	12,908
YRC Worldwide, Inc.	49,471	-	16,193	-	-
Yusen Air & Sea Service Co. Ltd.	37,071	21,047	-	276	44,568
Yutaka Giken Co. Ltd.	13,522	3,062	-	132	7,094
Total	$ 11,385,710	$ 1,143,668	$ 1,402,731	$ 50,354	$ 7,006,726
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,464,694	$ 16,471,168	$ 1,991,935	$ 1,591
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,333
Total Realized Gain (Loss)	(6,236)
Total Unrealized Gain (Loss)	(81,021)
Cost of Purchases	801
Proceeds of Sales	(9,662)
Amortization/Accretion	0
Transfer in/out of Level 3	96,376
Ending Balance	$ 1,591

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.8%
Canada	5.5%
Japan	5.3%
Bermuda	3.3%
United Kingdom	2.2%
Cayman Islands	1.4%
Ireland	1.3%
Norway	1.2%
Italy	1.2%
Netherlands	1.2%
Taiwan	1.0%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009

Assets
Investment in securities, at value (including securities loaned of $195,843) - See accompanying schedule: Unaffiliated issuers (cost $10,775,337)	$ 9,121,890
Fidelity Central Funds (cost $2,336,078)	2,336,078
Other affiliated issuers (cost $9,259,885)	7,006,726
Total Investments (cost $22,371,300)		$ 18,464,694
Cash		6
Foreign currency held at value (cost $391)		391
Receivable for investments sold		39,155
Receivable for fund shares sold		46,628
Dividends receivable		28,291
Interest receivable		347
Distributions receivable from Fidelity Central Funds		2,242
Prepaid expenses		224
Other receivables		522
Total assets		18,582,500

Liabilities
Payable for investments purchased	$ 123,654
Payable for fund shares redeemed	18,417
Accrued management fee	12,687
Other affiliated payables	4,048
Other payables and accrued expenses	1,148
Collateral on securities loaned, at value	210,392
Total liabilities		370,346

Net Assets		$ 18,212,154
Net Assets consist of:
Paid in capital		$ 22,332,863
Undistributed net investment income		70,863
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(284,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,907,156)
Net Assets		$ 18,212,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($17,025,337 ÷ 786,725 shares)	$ 21.64

Class K: Net Asset Value, offering price and redemption price per share ($1,186,817 ÷ 54,860 shares)	$ 21.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009

Investment Income
Dividends (including $50,354 earned from other affiliated issuers)		$ 153,249
Interest		461
Income from Fidelity Central Funds (including $9,367 from security lending)		31,360
Total income		185,070

Expenses
Management fee Basic fee	$ 67,593
Performance adjustment	(3,098)
Transfer agent fees	24,064
Accounting and security lending fees	940
Custodian fees and expenses	1,013
Independent trustees' compensation	65
Depreciation in deferred trustee compensation account	(3)
Registration fees	70
Audit	106
Legal	104
Miscellaneous	628
Total expenses before reductions	91,482
Expense reductions	(370)	91,112
Net investment income (loss)		93,958
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(146,434)
Other affiliated issuers	(124,894)
Foreign currency transactions	(358)
Total net realized gain (loss)		(271,686)
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,541,427)
Assets and liabilities in foreign currencies	(112)
Total change in net unrealized appreciation (depreciation)		(9,541,539)
Net gain (loss)		(9,813,225)
Net increase (decrease) in net assets resulting from operations		$ (9,719,267)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,958	$ 231,104
Net realized gain (loss)	(271,686)	4,924,520
Change in net unrealized appreciation (depreciation)	(9,541,539)	(8,785,179)
Net increase (decrease) in net assets resulting from operations	(9,719,267)	(3,629,555)
Distributions to shareholders from net investment income	(138,005)	(478,904)
Distributions to shareholders from net realized gain	(3,208,128)	(2,661,913)
Total distributions	(3,346,133)	(3,140,817)
Share transactions - net increase (decrease)	2,231,882	(3,156,393)
Redemption fees	1,238	2,743
Total increase (decrease) in net assets	(10,832,280)	(9,924,022)

Net Assets
Beginning of period	29,044,434	38,968,456
End of period (including undistributed net investment income of $70,863 and undistributed net investment income of $131,174, respectively)	$ 18,212,154	$ 29,044,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

Six months ended January 31,

Years ended July 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 37.19	$ 45.38	$ 42.40	$ 42.68	$ 36.18	$ 30.08
Income from Investment Operations
Net investment income (loss) D	.11	.28	.60 G	.31	.22	.05
Net realized and unrealized gain (loss)	(11.38)	(4.72)	6.49	2.29	8.49	6.50
Total from investment operations	(11.27)	(4.44)	7.09	2.60	8.71	6.55
Distributions from net investment income	(.17)	(.57)	(.33)	(.26)	(.12)	(.02)
Distributions from net realized gain	(4.11)	(3.18)	(3.78)	(2.62)	(2.09)	(.44)
Total distributions	(4.28)	(3.75)	(4.11)	(2.88)	(2.21)	(.46)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 21.64	$ 37.19	$ 45.38	$ 42.40	$ 42.68	$ 36.18
Total Return B,C	(33.93)%	(10.50)%	18.22%	6.38%	25.32%	21.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.99%	.97%	.88%	.95%	.98%
Expenses net of fee waivers, if any	.83% A	.99%	.97%	.88%	.95%	.98%
Expenses net of all reductions	.83% A	.98%	.96%	.87%	.94%	.97%
Net investment income (loss)	.85% A	.68%	1.36% G	.72%	.57%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 17,025	$ 29,044	$ 38,968	$ 35,818	$ 37,565	$ 30,392
Portfolio turnover rate F	42% A	36%	11%	26%	24%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31,

Year ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.11	.08
Net realized and unrealized gain (loss)	(11.36)	(3.33)
Total from investment operations	(11.25)	(3.25)
Distributions from net investment income	(.21)	-
Distributions from net realized gain	(4.11)	-
Total distributions	(4.32)	-
Redemption fees added to paid in capital D	- I	- I
Net asset value, end of period	$ 21.63	$ 37.20
Total Return B, C	(33.88)%	(8.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.66% A	.88% A
Expenses net of fee waivers, if any	.66% A	.88% A
Expenses net of all reductions	.66% A	.88% A
Net investment income (loss)	1.02% A	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,186,817	$ 92
Portfolio turnover rate F	42% A	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund was closed to most new accounts effective the close of business December 31, 2003 and reopened after the close of business on Monday, December 15, 2008. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Low-Priced Stock and Class K to eligible shareholders of Low-Priced Stock. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,978,136
Unrealized depreciation	(6,888,238)
Net unrealized appreciation (depreciation)	$ (3,910,102)
Cost for federal income tax purposes	$ 22,374,796

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,209,479 and $4,250,713, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Low-Priced Stock, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 23,931.22
Class K	133.05
	$ 24,064

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $112 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Low-Priced Stock's operating expenses. During the period this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $253 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Low-Priced Stock	$ 96

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the

Semiannual Report

10. Other - continued

process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Low-Priced Stock	$ 136,292	$ 478,904
Class K	1,713	-
Total	$ 138,005	$ 478,904
From net realized gain
Low-Priced Stock	$ 3,203,756	$ 2,661,913
Class K	4,372	-
Total	$ 3,208,128	$ 2,661,913

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Low-Priced Stock
Shares sold	64,560	62,687	$ 1,655,085	$ 2,521,120
Conversion to Class K	(54,730)	-	(1,330,879)	-
Reinvestment of distributions	102,373	73,283	3,240,789	3,050,712
Shares redeemed	(106,474)	(213,705)	(2,667,339)	(8,728,325)
Net increase (decrease)	5,729	(77,735)	$ 897,656	$ (3,156,493)
Class K
Shares sold	3,596	2	81,149	100
Conversion from Low-Priced Stock	54,737	-	1,330,879	-
Reinvestment of distributions	214	-	6,085	-
Shares redeemed	(3,689)	-	(83,887)	-
Net increase (decrease)	54,858	2	$ 1,334,226	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 25, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LPS-USAN-0309
1.789287.106

Fidelity®
Low-Priced Stock Fund -
Class K

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Low-Priced Stock	.83%
Actual		$ 1,000.00	$ 660.70	$ 3.47
Hypothetical A		$ 1,000.00	$ 1,021.02	$ 4.23
Class K	.66%
Actual		$ 1,000.00	$ 661.20	$ 2.76
Hypothetical A		$ 1,000.00	$ 1,021.88	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	4.2	2.4
Safeway, Inc.	2.7	1.9
Bed Bath & Beyond, Inc.	2.5	2.3
Oracle Corp.	2.2	1.8
Metro, Inc. Class A (sub. vtg.)	1.9	1.0
Walgreen Co.	1.4	0.3
Lincare Holdings, Inc.	1.3	1.1
Constellation Brands, Inc. Class A (sub. vtg.)	1.2	1.2
Unum Group	1.2	1.3
Coventry Health Care, Inc.	1.1	1.4
	19.7
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.9	18.7
Health Care	15.2	11.3
Information Technology	14.8	14.7
Consumer Staples	11.8	7.7
Industrials	7.9	8.8
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 87.8%		Stocks 87.5%
	Convertible Securities 0.8%		Convertible Securities 2.0%
	Short-Term Investments and Net Other Assets 11.4%		Short-Term Investments and Net Other Assets 10.5%
* Foreign investments	28.2%	** Foreign investments	31.2%

Semiannual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (e)	3,990,500	$ 4,350
ASTI Corp. (e)	1,683,000	2,251
Drew Industries, Inc. (a)	925,016	7,974
Exedy Corp.	190,000	2,170
FCC Co. Ltd. (d)	565,000	5,561
Federal Screw Works (e)	150,000	128
Gentex Corp.	25,000	210
Halla Climate Control Co.	250,000	1,252
INZI Controls Co. Ltd. (e)	935,000	1,293
Johnson Controls, Inc.	8,700,000	108,837
Motonic Corp.	1,057,780	4,598
Murakami Corp. (e)	800,000	3,895
Musashi Seimitsu Industry Co. Ltd.	546,500	5,297
Nippon Seiki Co. Ltd.	903,000	5,609
Nissin Kogyo Co. Ltd.	760,000	6,114
Nittan Valve Co. Ltd.	290,000	765
Nokian Tyres Ltd.	100,000	981
Piolax, Inc. (e)	959,400	15,701
Samsung Climate Control Co. Ltd. (a)	330,050	1,262
Semperit AG Holding	255,000	5,224
Sewon Precision Industries Co. Ltd.	49,860	953
Strattec Security Corp. (e)	342,788	3,359
Tokai Rika Co. Ltd.	350,000	2,664
Yutaka Giken Co. Ltd. (e)	973,600	7,094
		197,542
Automobiles - 0.1%
Glendale International Corp. (a)	370,300	76
Thor Industries, Inc. (d)	1,225,000	12,961
Yachiyo Industry Co. Ltd.	450,000	2,475
		15,512
Distributors - 0.2%
Doshisha Co. Ltd. (d)	260,000	3,461
Educational Development Corp. (e)	372,892	1,398
Goodfellow, Inc. (e)	850,000	4,757
SPK Corp.	125,000	1,496
Strongco Income Fund (e)	731,062	883
Uni-Select, Inc. (e)	1,400,000	32,149
		44,144
Diversified Consumer Services - 1.4%
Career Education Corp. (a)(e)	7,750,000	168,950
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Clip Corp.	209,000	$ 1,413
Hillenbrand, Inc.	375,014	6,934
Jackson Hewitt Tax Service, Inc. (d)(e)	2,000,050	26,481
Kyoshin Co. Ltd. (a)	130,000	310
Matthews International Corp. Class A	10,000	389
Meiko Network Japan Co. Ltd.	300,000	1,347
Noah Education Holdings Ltd. ADR	320,000	915
Regis Corp.	250,000	2,813
Shingakukai Co. Ltd.	200,000	580
Shuei Yobiko Co. Ltd.	125,000	527
Sotheby's Class A (ltd. vtg.) (d)	20,000	174
Steiner Leisure Ltd. (a)(e)	1,680,000	41,882
Step Co. Ltd.	273,000	1,238
Up, Inc. (e)	780,000	4,498
		258,451
Hotels, Restaurants & Leisure - 3.2%
Aeon Fantasy Co. Ltd. (d)	50,000	446
ARK Restaurants Corp. (e)	181,620	1,892
Benihana, Inc. (a)	100,000	230
Brazil Fast Food Corp.	5,000	15
Brinker International, Inc. (e)	8,650,000	94,891
Carnival Corp. unit	25,000	455
CEC Entertainment, Inc. (a)(e)	2,300,011	53,682
Chimney Co. Ltd. (e)	779,800	11,786
Darden Restaurants, Inc.	2,200,000	57,684
Flanigan's Enterprises, Inc. (a)	50,357	192
Jack in the Box, Inc. (a)(e)	6,569,000	148,394
McCormick & Schmick's Seafood Restaurants (a)(e)	1,084,777	3,829
Monarch Casino & Resort, Inc. (a)(d)	734,380	7,520
Papa John's International, Inc. (a)(e)	2,987,000	56,783
Plenus Co. Ltd. (d)(e)	2,674,600	41,948
Red Robin Gourmet Burgers, Inc. (a)	625,000	7,613
Royal Caribbean Cruises Ltd.	2,500,000	16,225
Ruby Tuesday, Inc. (a)(e)	6,372,030	7,901
Ruth's Chris Steak House, Inc. (a)(d)(e)	1,349,511	1,525
Sonic Corp. (a)(e)	5,900,000	57,466
Sportscene Group, Inc. Class A (e)	400,000	3,997
St. Marc Holdings Co. Ltd.	155,000	4,923
		579,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 2.0%
Abbey PLC (e)	3,400,000	$ 13,930
Barratt Developments PLC (d)(e)	24,700,099	24,886
Beazer Homes USA, Inc. (a)(d)(e)	2,647,183	2,727
Bellway PLC (e)	7,525,000	62,834
Blyth, Inc. (e)	3,100,000	10,571
Chromcraft Revington, Inc. (a)	217,146	59
Craftmade International, Inc. (e)	570,026	1,169
D.R. Horton, Inc. (d)(e)	25,000,000	149,000
Decorator Industries, Inc. (e)	243,515	178
Ethan Allen Interiors, Inc.	258,000	2,939
First Juken Co. Ltd.	305,000	530
Garmin Ltd. (d)	50,000	877
Harman International Industries, Inc.	25,000	402
Helen of Troy Ltd. (a)(e)	3,014,500	31,562
Henry Boot PLC (e)	8,000,000	6,784
Hooker Furniture Corp.	55,000	444
HTL International Holdings Ltd. (a)(e)	26,512,500	1,389
Intelligent Digital Integrated Security Co., Ltd.	410,000	4,725
M/I Homes, Inc. (e)	1,730,000	15,293
Maruzen Co., Ltd.	609,000	2,233
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	606
P&F Industries, Inc. Class A (a)(e)	315,938	411
Pulte Homes, Inc.	100,000	1,015
Stanley Furniture Co., Inc. (e)	1,075,000	8,439
Techtronic Industries Co. Ltd.	9,600,000	3,143
Tempur-Pedic International, Inc. (d)	2,000,000	14,000
		360,146
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (d)(e)	3,900,000	11,015
NutriSystem, Inc. (d)	100,000	1,289
PetMed Express, Inc. (a)(e)	2,440,000	35,234
YES24 Co. Ltd.	60,000	198
		47,736
Leisure Equipment & Products - 0.4%
Accell Group NV	30,000	626
Arctic Cat, Inc. (e)	839,387	3,601
JAKKS Pacific, Inc. (a)(e)	2,200,000	40,348
Jumbo SA	2,575,000	15,627
Marine Products Corp. (d)	1,499,975	5,610
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Pool Corp.	10,000	$ 159
Trigano SA	5,000	31
		66,002
Media - 1.3%
Ascent Media Corp. (a)	150,000	3,912
Astral Media, Inc. Class A (non-vtg.)	2,375,000	50,528
Carrere Group (a)	55,000	0
Championship Auto Racing Teams, Inc. (a)	1,471,600	0
Chime Communications PLC	2,700,000	1,820
Cossette Communication Group, Inc. (sub. vtg.) (a)	1,037,800	3,547
Discovery Communications, Inc. Class C (a)	10,000	144
Intage, Inc. (e)	716,400	11,006
Johnston Press PLC	19,500,000	2,454
New Frontier Media, Inc. (e)	1,404,600	2,318
Omnicom Group, Inc.	5,922,100	153,323
Saga Communications, Inc. Class A (a)	375,076	1,658
STW Group Ltd.	200,000	83
Tow Co. Ltd.	190,000	1,118
TVA Group, Inc. Class B (non-vtg.)	1,100,000	5,115
		237,026
Multiline Retail - 1.9%
Dollar Tree, Inc. (a)(d)	2,250,000	96,098
Don Quijote Co. Ltd. (d)	3,000,000	47,392
Harvey Norman Holdings Ltd. (d)	18,500,000	24,627
Izumi Co. Ltd.	10,000	146
NEXT PLC (e)	10,000,000	170,624
Tuesday Morning Corp. (a)	1,467,537	1,732
		340,619
Specialty Retail - 7.1%
Abercrombie & Fitch Co. Class A (d)(e)	8,703,740	155,362
Aeropostale, Inc. (a)	760,000	16,044
AutoZone, Inc. (a)	955,400	126,963
bebe Stores, Inc.	300,000	1,695
Bed Bath & Beyond, Inc. (a)(d)(e)	19,600,700	455,324
Best Buy Co., Inc.	10,000	280
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	42,757
Camaieu SA	7,000	1,219
Charlotte Russe Holding, Inc. (a)	425,000	2,189
Christopher & Banks Corp.	200,100	776
Dick's Sporting Goods, Inc. (a)	125,000	1,376
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Esprit Holdings Ltd.	50,000	$ 265
Footstar, Inc. (e)	2,016,000	4,637
Friedmans, Inc. Class A (a)	1,500,000	0
Glentel, Inc. (e)	625,000	3,773
Group 1 Automotive, Inc. (d)(e)	1,460,000	14,556
Gulliver International Co. Ltd. (d)(e)	1,068,880	17,537
Hot Topic, Inc. (a)	1,850,157	15,800
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,825,000	50,115
KappAhl Holding AB	25,000	84
Kyoto Kimono Yuzen Co. Ltd.	21,300	151
Le Chateau, Inc. Class A (sub. vtg.)	1,430,700	9,687
Lithia Motors, Inc. Class A (sub. vtg.) (d)	1,597,105	4,887
MarineMax, Inc. (a)(e)	995,546	1,752
Mr. Bricolage SA	250,000	2,990
Nafco Co. Ltd.	724,500	11,300
Nishimatsuya Chain Co. Ltd. (d)(e)	3,560,000	35,215
OSIM International Ltd. (a)	6,000,000	257
OSIM International Ltd. warrants 6/23/11 (a)	42,000,000	215
Pal Co. Ltd. (d)	497,100	5,758
Point, Inc.	30,000	1,344
Pomeroy IT Solutions, Inc. (a)(e)	1,226,889	3,693
Rent-A-Center, Inc. (a)	500,000	7,425
Rex Stores Corp. (a)(e)	1,375,000	7,975
Right On Co. Ltd. (d)	50,000	600
RONA, Inc. (a)	375,000	3,702
Ross Stores, Inc.	6,425,032	189,024
SAZABY, Inc.	60,000	878
ScS Upholstery PLC (a)(e)	2,400,000	0
Second Chance Properties Ltd.	7,700,000	914
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	20
Shoe Carnival, Inc. (a)	16,000	126
Sonic Automotive, Inc. Class A (sub. vtg.)	2,839,000	5,763
The Men's Wearhouse, Inc.	1,182,000	13,770
Tsutsumi Jewelry Co. Ltd.	10,000	220
Tween Brands, Inc. (a)	583,317	1,569
United Arrows Ltd.	5,000	34
USS Co. Ltd.	1,050,000	44,904
Williams-Sonoma, Inc.	3,000,000	23,760
Workman Co. Ltd.	539,000	6,231
		1,294,916
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.9%
Arts Optical International Holdings Ltd.	7,164,000	$ 1,496
Bijou Brigitte Modische Accessoires AG	40,000	3,963
Cherokee, Inc. (d)	293,784	4,489
Coach, Inc. (a)	700,000	10,220
Columbia Sportswear Co. (d)	99,372	2,854
Delta Apparel, Inc. (a)(e)	859,700	3,353
Folli Follie SA	750,000	4,878
Fossil, Inc. (a)(e)	6,661,171	76,870
Gildan Activewear, Inc. (a)(e)	9,637,000	103,300
Hampshire Group Ltd. (a)(e)	920,000	2,944
Handsome Co. Ltd. (e)	1,900,000	11,405
Hugo Boss AG	26,332	456
Iconix Brand Group, Inc. (a)	410,000	3,391
Il Jeong Industrial Co. Ltd.	10,000	89
JLM Couture, Inc. (a)(e)	197,100	217
K-Swiss, Inc. Class A	492,891	5,284
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	125,000	799
Liz Claiborne, Inc.	3,034,000	6,675
Marimekko Oyj	100,000	1,152
Movado Group, Inc. (e)	1,637,595	12,577
Quiksilver, Inc. (a)	2,300,349	4,831
Rocky Brands, Inc. (a)(d)(e)	500,022	1,725
Sanei-International Co. Ltd. (d)	180,000	1,390
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,327,950	33,146
Ted Baker PLC	235,000	1,184
Texwinca Holdings Ltd.	6,982,000	2,988
Timberland Co. Class A (a)	4,500,000	49,455
Van de Velde	75,000	2,386
Victory City International Holdings Ltd.	1,000,000	56
Volcom, Inc. (a)(d)	300,035	2,487
Youngone Corp.	50,000	233
		356,293
TOTAL CONSUMER DISCRETIONARY		3,797,784
CONSUMER STAPLES - 11.8%
Beverages - 1.9%
Baron de Ley SA (a)	137,025	5,417
C&C Group PLC	1,400,000	1,402
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,800,000	214,896
Dr Pepper Snapple Group, Inc. (a)	150,000	2,468
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dynasty Fine Wines Group Ltd.	824,000	$ 120
Hansen Natural Corp. (a)	1,500,000	50,250
PepsiAmericas, Inc.	3,900,000	62,907
		337,460
Food & Staples Retailing - 7.3%
Belc Co. Ltd.	850,000	8,213
Cosmos Pharmaceutical Corp. (d)	525,000	9,844
Create SD Co. Ltd.	739,600	14,886
CVS Caremark Corp.	1,600,000	43,008
Daikokutenbussan Co. Ltd.	600,000	12,178
Growell Holdings Co. Ltd.	259,989	5,006
Halows Co. Ltd.	568,600	3,873
Ingles Markets, Inc. Class A (e)	729,860	10,408
Majestic Wine PLC (d)	329,849	684
Metro, Inc. Class A (sub. vtg.) (e)	10,900,000	348,558
Ozeki Co. Ltd. (e)	1,094,900	31,573
Safeway, Inc. (e)	23,100,000	495,033
San-A Co. Ltd.	350,000	13,003
Shinsegae Food Co. Ltd.	6,919	207
Sligro Food Group NV	1,560,000	33,474
Sysco Corp.	5,000	111
Tsuruha Holdings, Inc.	140,000	5,063
United Natural Foods, Inc. (a)	1,000,000	15,540
Village Super Market, Inc. Class A	161,104	4,437
Walgreen Co.	9,425,000	258,339
Yaoko Co. Ltd.	404,900	13,383
		1,326,821
Food Products - 2.0%
American Italian Pasta Co. Class A (a)(d)(e)	1,850,000	43,697
ARYZTA AG (a)	1,825,000	45,629
Cagle's, Inc. Class A (a)	104,653	209
Chiquita Brands International, Inc. (a)	1,050,000	14,679
Food Empire Holdings Ltd. (e)	31,457,000	6,232
Fresh Del Monte Produce, Inc. (a)(e)	6,334,000	152,649
Fukushima Foods Co., Ltd.	135,000	2,265
Greggs PLC	42,000	2,168
Industrias Bachoco SA de CV sponsored ADR	2,325,000	31,388
Kerry Group PLC Class A	100,000	1,876
Nam Yang Dairy Products	7,500	2,508
Pacific Andes (Holdings) Ltd.	28,000,000	3,361
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Pacific Andes International Holdings Ltd.	23,000,000	$ 1,823
People's Food Holdings Ltd.	16,900,000	7,455
President Rice Products PCL	17,200	43
Rocky Mountain Chocolate Factory, Inc. (e)	569,812	3,664
Samyang Genex Co. Ltd.	135,000	6,039
Select Harvests Ltd.	1,250,000	2,377
Singapore Food Industries Ltd.	10,000,000	6,142
Smithfield Foods, Inc. (a)(d)	2,600,000	30,862
Sunjin Co. Ltd. (e)	219,900	2,964
Synear Food Holdings Ltd.	1,000,000	172
Timbercorp Ltd.	254,947	21
United Food Holdings Ltd.	22,400,000	657
Yutaka Foods Corp.	180,000	2,592
		371,472
Personal Products - 0.6%
CCA Industries, Inc.	97,700	301
Inter Parfums, Inc.	1,124,178	6,790
NBTY, Inc. (a)(e)	4,500,019	84,915
Nutraceutical International Corp. (a)(e)	1,143,504	9,994
Physicians Formula Holdings, Inc. (a)(e)	1,107,492	3,212
Prestige Brands Holdings, Inc. (a)	277,345	1,761
		106,973
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,013	57
TOTAL CONSUMER STAPLES		2,142,783
ENERGY - 6.8%
Energy Equipment & Services - 2.5%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	9,741
Axion International Holdings, Inc. (a)	229	0
Basic Energy Services, Inc. (a)(e)	4,050,000	38,880
Bristow Group, Inc. (a)(d)(e)	2,600,000	62,894
CE Franklin Ltd. (a)	535,000	1,898
Dawson Geophysical Co. (a)	45,000	717
Divestco, Inc. (a)(e)	3,577,000	1,517
Enerflex Systems Income Fund (d)	500,000	3,952
Ensign Energy Services, Inc.	1,000,000	8,468
Farstad Shipping ASA (e)	2,500,000	28,867
Fugro NV (Certificaten Van Aandelen) unit	1,725,027	46,888
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	4,700,000	$ 16,215
Hercules Offshore, Inc. (a)	1,350,000	5,022
Nabors Industries Ltd. (a)	350,000	3,833
Oil States International, Inc. (a)(e)	4,984,108	91,259
Pason Systems, Inc.	850,000	8,411
ProSafe ASA (a)	7,900,000	30,217
Prosafe Production Public Ltd. (a)	7,500,000	11,854
Solstad Offshore ASA	1,250,000	13,757
Total Energy Services Trust (e)	2,945,000	8,432
Unit Corp. (a)	2,200,000	54,868
		447,690
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc. (e)	421,700	7,422
AOC Holdings, Inc. (d)(e)	6,200,000	32,972
Cimarex Energy Co. (d)	2,000,000	49,680
Edge Petroleum Corp. (a)(e)	2,864,976	516
ENI SpA	9,050,000	191,404
Frontier Oil Corp.	25,000	357
Gulfport Energy Corp. (a)	250,000	958
Hankook Shell Oil Co. Ltd. (e)	77,690	3,942
Holly Corp.	100,000	2,337
Mariner Energy, Inc. (a)(f)	1,831,700	18,134
Mariner Energy, Inc. (a)	2,100,000	20,790
Michang Oil Industrial Co. Ltd. (e)	173,900	2,556
National Energy Group, Inc. (a)	548,313	1,809
Oil Search Ltd.	17,500,463	47,382
Pebercan, Inc. (a)	1,150,000	938
Petro-Canada	5,490,200	119,088
Petroleum Development Corp. (a)	199,957	3,449
StealthGas, Inc.	20,000	98
Stone Energy Corp. (a)	520,000	4,462
Swift Energy Co. (a)(e)	3,085,515	47,270
Tesoro Corp.	3,500,000	60,305
Tsakos Energy Navigation Ltd.	250,000	4,815
USEC, Inc. (a)(d)(e)	8,600,000	43,774
W&T Offshore, Inc. (e)	6,075,000	76,363
World Fuel Services Corp.	1,450,000	48,967
		789,788
TOTAL ENERGY		1,237,478
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 5.7%
Capital Markets - 0.0%
FCStone Group, Inc. (a)	100,000	$ 385
GFI Group, Inc.	300,000	942
Massachusetts Financial Corp. Class A (a)	18,494	73
TradeStation Group, Inc. (a)	1,250,000	6,888
		8,288
Commercial Banks - 0.7%
Anglo Irish Bank Corp. PLC (d)	9,500,373	951
Bank of the Ozarks, Inc.	449,967	10,210
Cathay General Bancorp (d)	2,400,040	30,481
Center Financial Corp., California	9,998	48
Dimeco, Inc.	16,140	629
East West Bancorp, Inc.	650,000	6,169
EuroBancshares, Inc. (a)(e)	1,071,513	2,432
First Bancorp, Puerto Rico (d)(e)	7,300,000	51,903
Hanmi Financial Corp. (d)	1,554,996	2,970
Intervest Bancshares Corp. Class A	117,493	441
Nara Bancorp, Inc.	10,000	59
Oriental Financial Group, Inc.	1,150,000	5,808
Pacific Premier Bancorp, Inc. (a)	70,000	252
S.Y. Bancorp, Inc.	4,688	107
Smithtown Bancorp, Inc. (d)	8,738	120
Sparebanken More (primary capital certificate)	76,674	1,948
Sparebanken Rogaland (primary capital certificate)	800,000	3,233
Tamalpais Bancorp	144,661	817
The First Bancorp, Inc.	31,209	497
Vestjysk Bank AS (Reg.)	105,600	1,179
W Holding Co., Inc. (d)(e)	208,050	2,330
Wilshire Bancorp, Inc.	5,000	34
		122,618
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	11,906,000	5,187
First Cash Financial Services, Inc. (a)	100,000	1,682
Nicholas Financial, Inc. (a)	182,570	500
		7,369
Diversified Financial Services - 0.1%
CIT Group, Inc. (d)	7,100,009	19,809
Newship Ltd. (a)	2,500	145
		19,954
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.7%
Assurant, Inc.	4,550,000	$ 120,120
Axis Capital Holdings Ltd. (e)	7,100,000	172,246
Employers Holdings, Inc.	225,353	3,051
Endurance Specialty Holdings Ltd.	2,552,987	69,594
First Mercury Financial Corp. (a)	225,000	2,486
Genworth Financial, Inc. Class A (non-vtg.)	11,000,000	25,520
IPC Holdings Ltd. (e)	3,099,494	79,533
National Interstate Corp.	406,703	6,458
National Western Life Insurance Co. Class A	145,874	18,107
RenaissanceRe Holdings Ltd. (e)	3,100,000	138,539
Unum Group	15,000,000	212,400
		848,054
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. unit (a)	314,400	0
VastNed Offices/Industrial NV	100,000	1,063
		1,063
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	195,000	1,117
Forestar Group, Inc. (a)	200,000	2,230
Jones Lang LaSalle, Inc.	10,000	236
Relo Holdings Corp.	78,000	693
Tejon Ranch Co. (a)	746,775	16,317
		20,593
Thrifts & Mortgage Finance - 0.1%
First Financial Service Corp.	104,073	1,037
Imperial Capital Bancorp, Inc.	31,877	29
North Central Bancshares, Inc. (e)	133,861	1,404
Severn Bancorp, Inc.	13,507	56
The PMI Group, Inc. (e)	8,925,000	12,406
Triad Guaranty, Inc. (a)(d)(e)	1,438,451	647
WSB Holdings, Inc.	83,480	221
		15,800
TOTAL FINANCIALS		1,043,739
HEALTH CARE - 15.2%
Biotechnology - 1.0%
Amgen, Inc. (a)	3,000,000	164,550
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	250,000	$ 12,163
Vital BioTech Holdings Ltd. (a)	5,000,000	101
		176,814
Health Care Equipment & Supplies - 1.3%
COLTENE Holding AG	4,500	171
Cooper Companies, Inc. (d)	750,012	14,228
Corin Group PLC	50,000	39
Exactech, Inc. (a)	600,000	7,644
Golden Meditech Co. Ltd. (a)	11,000,000	1,001
Home Diagnostics, Inc. (a)	50,300	351
Kinetic Concepts, Inc. (a)	2,350,000	56,635
Mani, Inc.	160,000	10,267
Medical Action Industries, Inc. (a)(e)	1,568,250	13,487
Nakanishi, Inc. (d)	193,900	12,375
National Dentex Corp. (a)(e)	565,449	2,205
Orthofix International NV (a)	650,047	10,375
Span-America Medical System, Inc.	100,758	1,003
Syneron Medical Ltd. (a)	640,000	4,518
Theragenics Corp. (a)(e)	3,304,620	4,263
Utah Medical Products, Inc. (e)	460,000	11,173
Young Innovations, Inc. (e)	835,991	12,908
Zimmer Holdings, Inc. (a)	2,225,000	80,990
		243,633
Health Care Providers & Services - 10.8%
Advocat, Inc. (a)(e)	345,254	918
American HomePatient, Inc. (a)(e)	1,735,000	416
AMERIGROUP Corp. (a)(e)	4,694,967	131,318
AmSurg Corp. (a)(e)	2,350,000	46,037
AS One Corp.	30,000	647
Bio-Reference Laboratories, Inc. (a)	50,000	1,220
Centene Corp. (a)	600,000	10,638
CML Healthcare Income Fund (d)	700,000	7,195
Corvel Corp. (a)	491,916	8,677
Coventry Health Care, Inc. (a)(e)	13,496,900	204,208
Grupo Casa Saba SA de CV sponsored ADR	275,000	4,895
Health Grades, Inc. (a)	684,300	1,601
Health Net, Inc. (a)	3,125,009	45,719
Healthspring, Inc. (a)	2,250,011	39,195
Healthways, Inc. (a)	1,350,047	18,658
Henry Schein, Inc. (a)	175,000	6,550
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Hoshiiryou Sanki Co. Ltd.	23,100	$ 432
InVentiv Health, Inc. (a)	15,000	143
Japan Medical Dynamic Marketing, Inc.	100,000	171
LifePoint Hospitals, Inc. (a)(d)(e)	5,675,920	127,935
Lincare Holdings, Inc. (a)(d)(e)	9,550,000	229,678
MEDNAX, Inc. (a)	100,000	3,357
Molina Healthcare, Inc. (a)(d)	1,325,000	23,241
Patterson Companies, Inc. (a)(d)(e)	6,790,003	124,868
ResCare, Inc. (a)	1,200,000	16,260
Triple-S Management Corp. (a)	280,783	4,040
United Drug PLC:
(Ireland)	2,514,338	7,468
(United Kingdom)	499,993	1,562
UnitedHealth Group, Inc.	26,800,700	759,253
Universal American Financial Corp. (a)	1,474,107	14,549
VCA Antech, Inc. (a)	235,019	4,423
Wellcare Health Plans, Inc. (a)	1,997,000	29,516
WellPoint, Inc. (a)	2,250,000	93,263
		1,968,051
Health Care Technology - 0.7%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	610
IMS Health, Inc. (e)	9,250,000	134,310
		134,920
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	50,000	159
Charles River Laboratories International, Inc. (a)	3,025,000	73,840
Covance, Inc. (a)	5,000	193
eResearchTechnology, Inc. (a)	10,000	58
Harvard Bioscience, Inc. (a)	100,000	257
ICON PLC sponsored ADR	2,000,000	40,200
Medtox Scientific, Inc. (a)	283,643	1,798
SeraCare Life Sciences, Inc. (a)	259,491	278
Waters Corp. (a)	10,000	362
		117,145
Pharmaceuticals - 0.7%
Endo Pharmaceuticals Holdings, Inc. (a)	2,900,000	65,163
Forest Laboratories, Inc. (a)	1,150,000	28,796
Fornix Biosciences NV (e)	447,334	4,983
Hisamitsu Pharmaceutical Co., Inc.	10,000	371
Il Dong Pharmaceutical Co. Ltd.	235,013	4,115
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
KunWha Pharmaceutical Co., Ltd. (e)	210,000	$ 2,172
KV Pharmaceutical Co. Class A (a)	2,200,000	1,430
Medicis Pharmaceutical Corp. Class A	10,000	139
Obagi Medical Products, Inc. (a)	10,000	67
Torii Pharmaceutical Co. Ltd.	620,000	10,646
Whanin Pharmaceutical Co. Ltd. (e)	629,360	5,439
Yuyu Pharma, Inc.	255,000	1,460
		124,781
TOTAL HEALTH CARE		2,765,344
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.1%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	378
CAE, Inc. (e)	13,500,400	79,074
Moog, Inc. Class A (a)	3,899,958	116,843
		196,295
Air Freight & Logistics - 0.3%
Dynamex, Inc. (a)	100,000	1,108
Forward Air Corp.	10,000	203
Kintetsu World Express, Inc.	232,200	4,299
Pacer International, Inc.	1,050,031	9,030
Sinwa Ltd.	7,500,000	590
UTI Worldwide, Inc.	5,000	55
Yusen Air & Sea Service Co. Ltd. (d)(e)	4,035,000	44,568
		59,853
Airlines - 0.1%
MAIR Holdings, Inc. (e)	2,000,026	0
Pinnacle Airlines Corp. (a)	619,253	1,239
Republic Airways Holdings, Inc. (a)	1,500,000	12,285
Ryanair Holdings PLC sponsored ADR (a)	25,000	601
SkyWest, Inc.	5,000	78
		14,203
Building Products - 0.2%
Aaon, Inc.	350,000	6,342
Aica Kogyo Co. Ltd.	175,000	1,714
Insteel Industries, Inc.	75,000	578
Kingspan Group PLC (Ireland)	2,600,000	8,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Kondotec, Inc.	307,200	$ 1,892
NCI Building Systems, Inc. (a)(d)(e)	2,007,400	23,266
		42,726
Commercial Services & Supplies - 0.8%
AJIS Co. Ltd. (e)	405,500	8,711
Cintas Corp.	3,125,000	71,094
Fursys, Inc.	100,000	1,416
GeoEye, Inc. (a)	100,000	1,725
HNI Corp. (d)	270,000	3,567
Knoll, Inc.	400,000	2,728
Mitie Group PLC	5,000,000	14,714
Moshi Moshi Hotline, Inc.	45,000	984
Secom Techno Service Co. Ltd. (e)	733,000	19,302
United Stationers, Inc. (a)	730,321	20,456
VICOM Ltd.	1,100,000	1,083
		145,780
Construction & Engineering - 0.5%
Arcadis NV (d)	1,245,000	13,644
Chodai Co. Ltd.	100,000	338
Commuture Corp.	550,000	3,570
Daiichi Kensetsu Corp. (e)	1,253,000	9,636
Dongyang Express & Construction Corp.	30,000	258
Hibiya Engineering Ltd. (d)	943,000	7,200
Hyder Consulting PLC	100,000	195
Imtech NV	900,000	13,954
Kaneshita Construction Co. Ltd.	925,000	2,766
KHD Humboldt Wedag International Ltd. (a)	10,000	99
Koninklijke BAM Groep NV	900,000	7,710
Kyeryong Construction Industrial Co. Ltd. (e)	655,040	9,067
Michael Baker Corp. (a)	55,175	1,929
Sanyo Engineering & Construction, Inc.	1,000,000	3,224
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,869
ShoLodge, Inc. (a)(e)	500,627	125
URS Corp. (a)	400,000	13,620
Vianini Lavori SpA	70,000	372
		90,576
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	1,000,000	1,847
AZZ, Inc. (a)(d)(e)	1,100,000	24,640
Belden, Inc.	1,500,000	19,590
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Chase Corp. (e)	811,883	$ 8,890
Deswell Industries, Inc.	576,565	980
Draka Holding NV (d)	1,200,000	9,556
GrafTech International Ltd. (a)	600,036	4,806
Hubbell, Inc. Class B	260,000	8,060
JA Solar Holdings Co. Ltd. ADR (a)	35,000	93
Koito Industries Ltd.	470,000	1,276
Korea Electric Terminal Co. Ltd. (e)	617,400	4,698
Nexans SA	425,000	24,521
PK Cables OY	300,000	1,390
Power Logics Co. Ltd. (a)	525,000	1,113
Prysmian SpA	600,000	7,605
Rockwell Automation, Inc.	200,000	5,208
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	10,000	50
Thomas & Betts Corp. (a)	75,000	1,604
Universal Security Instruments, Inc. (a)(e)	241,255	934
		126,861
Industrial Conglomerates - 1.0%
DCC PLC (Ireland) (e)	8,250,000	122,525
Seaboard Corp.	61,673	61,981
		184,506
Machinery - 0.9%
Aalberts Industries NV (d)	1,050,000	5,996
Cascade Corp. (e)	1,049,952	24,033
CKD Corp. (d)(e)	5,950,000	21,950
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,146,553	14,584
Dover Corp.	200,000	5,656
Foremost Income Fund (e)	1,600,000	6,918
Gardner Denver, Inc. (a)	1,000,000	21,770
Gencor Industries, Inc. (a)	165,011	1,307
Greenbrier Companies, Inc. (e)	1,500,000	8,325
Hardinge, Inc.	170,919	743
Hi-P International Ltd.	3,500,000	746
Hurco Companies, Inc. (a)	250,038	3,546
Ihara Science Corp.	367,000	1,464
Inoue Kinzoku Kogyo Co. Ltd. (e)	993,000	4,818
Jaya Holdings Ltd. (e)	64,000,000	11,272
Kyowakogyosyo Co.,Ltd.	43,000	149
Miller Industries, Inc. (a)	150,000	822
Mueller Industries, Inc.	1,000	20
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
NACCO Industries, Inc. Class A	607,289	$ 19,427
Nadex Co. Ltd.	430,000	1,806
Nitta Corp.	50,000	647
NN, Inc.	25,000	43
S&T Holdings Co. Ltd.	200,020	741
Singamas Container Holdings Ltd.	2,000,000	216
Spirax-Sarco Engineering PLC	5,000	60
Takamatsu Machinery Co., Ltd.	60,000	197
Takeuchi Manufacturing Co. Ltd.	125,000	928
Tocalo Co. Ltd.	25,000	235
Toro Co.	28,371	840
Trifast PLC (e)	6,845,000	1,712
Trinity Industrial Corp.	166,000	591
Twin Disc, Inc.	360,011	2,365
Wolverine Tube, Inc. (a)(e)	3,406,825	409
		164,336
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	660,000	4,279
Professional Services - 1.4%
51job, Inc. sponsored ADR (a)	100,000	654
CDI Corp.	260,000	2,787
Clarius Group Ltd.	1,165,811	278
Corporate Executive Board Co.	510,000	10,302
CRA International, Inc. (a)(e)	599,992	12,606
en-japan, Inc. (d)	4,919	5,205
Equifax, Inc.	4,700,000	116,184
GFK AG	100,000	2,048
LECG Corp. (a)	612,802	2,004
Manpower, Inc.	600,000	17,076
Monster Worldwide, Inc. (a)	861,447	7,934
MPS Group, Inc. (a)	510,000	3,086
RCM Technologies, Inc. (a)(e)	1,275,663	1,441
Robert Half International, Inc.	10,000	170
SmartPros Ltd. (a)	50,000	135
Stantec, Inc. (a)(e)	2,875,000	62,596
Synergie SA	30,000	330
Temp Holdings Co., Ltd.	30,000	201
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
TrueBlue, Inc. (a)	950,046	$ 8,075
Wesco, Inc.	300,000	408
		253,520
Road & Rail - 0.5%
Alps Logistics Co. Ltd. (e)	980,400	10,363
Hutech Norin Co. Ltd. (e)	1,043,700	5,733
Japan Logistic Systems Corp.	300,000	736
Old Dominion Freight Lines, Inc. (a)	1,250,000	31,350
Sakai Moving Service Co. Ltd. (e)	778,000	15,872
Trancom Co. Ltd. (e)	1,032,400	11,472
Universal Truckload Services, Inc. (a)	468,196	5,787
US 1 Industries, Inc. (a)	418,654	377
		81,690
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	330,000	3,076
Empire Resources, Inc.	46,850	42
ERIKS Group NV (Certificaten Van Aandelen) unit	162,611	5,236
Grafton Group PLC unit	4,800,017	9,710
Hanwa Co. Ltd.	350,000	1,033
Misumi Group, Inc.	560,000	6,362
MSC Industrial Direct Co., Inc. Class A	10,000	343
Parker Corp.	675,000	1,264
Richelieu Hardware Ltd. (e)	1,100,000	16,376
Senshu Electric Co. Ltd. (e)	851,800	9,993
TECHNO ASSOCIE CO., LTD.	75,000	424
Toshin Group Co. Ltd.	9,800	172
Uehara Sei Shoji Co. Ltd.	1,100,000	4,126
Wakita & Co. Ltd.	650,000	2,526
		60,683
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,557,000	7,075
Meiko Transportation Co. Ltd.	704,000	4,979
		12,054
TOTAL INDUSTRIALS		1,437,362
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.0%
Bel Fuse, Inc.:
Class A	369,793	$ 5,196
Class B (non-vtg.)	10,000	152
Black Box Corp. (e)	1,981,025	43,246
Blonder Tongue Laboratories, Inc. (a)	152,040	141
BYD Electronic International Co. Ltd.	2,750,000	922
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	2,500,000	3,425
ClearOne Communications, Inc. (a)(d)(e)	1,000,503	3,952
Cogo Group, Inc. (a)	750,000	5,010
Comtech Telecommunications Corp. (a)	20,000	776
Ditech Networks, Inc. (a)(e)	3,234,000	3,105
Nera Telecommunications Ltd.	9,000,000	1,113
NETGEAR, Inc. (a)(e)	3,534,317	39,302
Nokia Corp. sponsored ADR	100,000	1,227
Optical Cable Corp. (a)(e)	537,002	1,525
Plantronics, Inc. (e)	4,893,275	49,667
Sierra Wireless, Inc. (a)	100,000	571
TKH Group NV unit	3,000,000	28,653
		187,983
Computers & Peripherals - 1.0%
ASUSTeK Computer, Inc.	1,799,510	1,622
Datapulse Technology Ltd.	500,000	44
Dataram Corp. (e)	858,800	1,082
Logitech International SA (a)(d)	525,000	5,035
Logitech International SA (Reg.) (a)	7,250,000	70,269
Rimage Corp. (a)(e)	783,505	10,272
Roland DG Corp. (d)	90,000	1,075
Seagate Technology	11,500,000	43,585
Super Micro Computer, Inc. (a)(e)	2,314,850	12,199
TPV Technology Ltd.	51,500,000	11,531
Western Digital Corp. (a)	1,000,000	14,680
Xyratex Ltd. (a)(e)	2,923,900	5,058
		176,452
Electronic Equipment & Components - 3.2%
A&D Co. Ltd. (d)(e)	1,752,100	5,097
Amphenol Corp. Class A	50,000	1,308
Benchmark Electronics, Inc. (a)	75,000	881
BYD Co. Ltd. (H Shares)	100,000	186
CPI International, Inc. (a)	725,993	5,568
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CyberOptics Corp. (a)	50,000	$ 281
Daktronics, Inc.	150,000	1,295
Delta Electronics, Inc.	11,000,000	17,175
Delta Electronics PCL (For. Reg.)	30,000,000	8,071
Diploma PLC	15,000	25
Domino Printing Sciences PLC	100,000	285
Excel Co. Ltd. (e)	909,800	8,338
FARO Technologies, Inc. (a)	5,000	75
Hon Hai Precision Industry Co. Ltd. (Foxconn)	86,599,994	151,764
Huan Hsin Holdings Ltd.	7,200,000	1,097
Ingram Micro, Inc. Class A (a)	1,310,000	16,074
Insight Enterprises, Inc. (a)	1,525,049	7,900
INTOPS Co. Ltd. (e)	690,685	7,182
Japan Aviation Electronics Industry Ltd.	10,000	39
Jurong Technologies Industrial Corp. Ltd.	29,873,347	495
Kingboard Chemical Holdings Ltd.	39,500,000	63,589
Kingboard Laminates Holdings Ltd.	4,057,500	1,017
KITAGAWA INDUSTRIES CO., LTD.	47,700	573
Measurement Specialties, Inc. (a)	75,539	384
Mesa Laboratories, Inc. (e)	317,500	6,382
Methode Electronics, Inc. Class A	622,116	2,874
Multi-Fineline Electronix, Inc. (a)	50,044	927
Muramoto Electronic Thailand PCL (For. Reg.)	1,275,000	3,556
Nippo Ltd.	250,000	897
Orbotech Ltd. (a)(e)	2,449,985	10,192
Rofin-Sinar Technologies, Inc. (a)	80,000	1,351
ScanSource, Inc. (a)(e)	2,640,600	49,432
SED International Holdings, Inc. (a)(e)	480,000	552
Shibaura Electronics Co. Ltd.	271,000	1,889
Sigmatron International, Inc. (a)(e)	381,880	821
Sinotronics Holdings Ltd.	15,300,000	489
SMART Modular Technologies (WWH), Inc. (a)(e)	6,164,900	7,090
Softchoice Corp.	50,000	106
Spectrum Control, Inc. (a)(e)	1,281,630	9,279
SYNNEX Corp. (a)(e)	3,202,670	49,161
Taitron Components, Inc. Class A (sub. vtg.)	359,023	337
Takachiho Electric Co. Ltd. (e)	1,043,300	8,144
Tomen Electronics Corp. (e)	1,492,400	17,897
Tyco Electronics Ltd.	5,300,000	75,048
Venture Corp. Ltd.	12,584,000	33,534
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Winland Electronics, Inc. (a)(e)	337,600	$ 236
Wireless Telecom Group, Inc. (a)(e)	1,767,712	636
		579,529
Internet Software & Services - 1.0%
AhnLab, Inc.	255,000	1,716
Dice Holdings, Inc. (a)	25,000	72
DivX, Inc. (a)(e)	2,100,000	10,563
eBay, Inc. (a)	7,800,007	93,756
j2 Global Communications, Inc. (a)(e)	3,610,000	70,684
LoopNet, Inc. (a)	350,000	2,275
NetEase.com, Inc. sponsored ADR (a)	100,000	1,901
Open Text Corp. (a)	25,032	885
Perficient, Inc. (a)	1,310,099	5,122
Softbank Technology Corp.	438,800	2,840
UANGEL Corp.	75,000	345
United Internet AG	50,000	364
		190,523
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	91,720
Argo Graphics, Inc.	115,000	1,470
Broadridge Financial Solutions, Inc.	50,000	675
Calian Technologies Ltd. (e)	600,000	6,338
Cognizant Technology Solutions Corp. Class A (a)	1,125,000	21,071
Computer Services, Inc.	6,000	162
CSE Global Ltd. (e)	29,400,500	7,416
Heartland Payment Systems, Inc.	940,082	8,527
Hitachi Systems & Services Ltd.	154,300	1,623
Indra Sistemas SA	1,000,000	20,165
infoGROUP, Inc.	1,585,552	5,851
Lender Processing Services, Inc.	100,000	2,592
NeuStar, Inc. Class A (a)(d)	350,000	4,767
Patni Computer Systems Ltd. sponsored ADR	1,755,900	9,745
SinoCom Software Group Ltd. (e)	62,660,000	4,021
Softcreate Co., Ltd.	46,700	348
Total System Services, Inc.	6,100,000	77,226
Wright Express Corp. (a)	600,000	6,996
		270,713
Office Electronics - 0.7%
Canon Finetech, Inc.	620,000	6,687
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Canon, Inc.	4,150,000	$ 113,243
Zebra Technologies Corp. Class A (a)	510,000	8,583
		128,513
Semiconductors & Semiconductor Equipment - 1.7%
Axcelis Technologies, Inc. (a)(e)	9,244,957	2,635
Diodes, Inc. (a)(e)	4,085,000	26,471
FormFactor, Inc. (a)	1,500,041	23,341
Gennum Corp.	350,000	1,385
Intersil Corp. Class A	300,000	2,793
Intest Corp. (a)(e)	909,300	209
KEC Corp. (a)	2,500,000	1,077
KEC Holdings Co. Ltd. (e)	1,799,999	1,027
KLA-Tencor Corp.	50,000	1,002
Kontron AG	5,000	42
Kulicke & Soffa Industries, Inc. (a)	250,000	383
Lasertec Corp.	200,000	1,037
Leeno Industrial, Inc.	60,000	398
Maxim Integrated Products, Inc.	9,000,500	119,077
MediaTek, Inc.	1,500,000	10,747
Melexis NV (e)	3,100,048	18,694
Miraial Co. Ltd.	150,000	1,444
NVIDIA Corp. (a)	3,100,000	24,645
Omnivision Technologies, Inc. (a)(e)	5,535,000	37,029
Pericom Semiconductor Corp. (a)	1,012,185	6,245
Photronics, Inc. (a)	800,010	1,272
Trio-Tech International (e)	322,543	532
USC Corp.	350,000	3,601
Varitronix International Ltd. (e)	32,340,000	8,107
Y. A. C. Co., Ltd.	187,100	632
Zoran Corp. (a)	1,580,533	9,388
		303,213
Software - 4.7%
Adobe Systems, Inc. (a)	100,000	1,931
Amdocs Ltd. (a)	6,625,000	112,095
Ansys, Inc. (a)(e)	5,500,000	136,730
Autodesk, Inc. (a)	25,000	414
Aveva Group PLC	15,000	131
Bitstream, Inc. Class A (a)	5,000	24
Cybernet Systems Co. Ltd. (e)	17,087	6,099
DMX Technologies Group Ltd. (a)	1,000,000	62
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
ebix.com, Inc. (a)	375,005	$ 7,673
Epicor Software Corp. (a)	1,427,428	5,053
Exact Holdings NV	625,000	11,315
Fair Isaac Corp.	2,200,019	27,940
ICT Automatisering NV (e)	734,901	4,281
Infomedia Ltd.	600,000	110
Jack Henry & Associates, Inc.	2,300,004	40,940
KSK Co., Ltd.	61,100	333
MacDonald Dettwiler & Associates Ltd. (a)	300,000	5,039
MICROS Systems, Inc. (a)	660,000	9,504
Microsoft Corp.	1,400,000	23,940
MicroStrategy, Inc. Class A (a)	60,000	2,322
Net 1 UEPS Technologies, Inc. (a)	400,000	5,372
Nucleus Software Exports Ltd.	50,000	48
Oracle Corp. (a)	24,000,000	403,920
Pervasive Software, Inc. (a)(e)	1,842,792	6,671
Progress Software Corp. (a)(e)	2,450,000	41,797
PROS Holdings, Inc. (a)	125,000	751
Springsoft, Inc.	6,899,922	3,048
Vasco Data Security International, Inc. (a)	200,000	1,356
		858,899
TOTAL INFORMATION TECHNOLOGY		2,695,825
MATERIALS - 3.9%
Chemicals - 2.2%
Aronkasei Co. Ltd.	500,000	1,617
C. Uyemura & Co. Ltd.	236,500	5,119
Cytec Industries, Inc.	2,299,702	47,006
Dongbu Fine Chemical Co. Ltd.	100,000	627
EcoGreen Fine Chemical Group Ltd.	13,500,000	1,989
FMC Corp.	2,250,000	100,395
Fujikura Kasei Co., Ltd. (e)	2,107,800	10,267
Honshu Chemical Industry Co., Ltd.	250,000	1,271
Innospec, Inc. (e)	2,029,971	9,886
KPC Holdings Corp.	43,478	1,006
Kpx Chemical Co. Ltd.	124,964	3,592
Methanex Corp.	50,000	387
Mitsubishi Gas Chemical Co., Inc.	50,000	199
OM Group, Inc. (a)(e)	2,215,600	42,938
SK Kaken Co. Ltd.	180,000	4,036
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Soken Chemical & Engineer Co. Ltd. (e)	805,000	$ 4,388
T&K Toka Co. Ltd.	105,000	674
Thai Carbon Black PCL (For. Reg.)	1,564,300	577
Thai Rayon PCL	25,000	20
Thai Rayon PCL (For. Reg.)	657,300	528
Tohcello Co. Ltd.	285,000	1,087
Tokyo Printing Ink Manufacturing Co. Ltd.	298,000	493
Yara International ASA	6,800,000	153,847
Yip's Chemical Holdings Ltd. (e)	27,600,000	7,129
		399,078
Construction Materials - 0.0%
Brampton Brick Ltd. Class A (sub. vtg.)	810,000	3,462
CRH PLC sponsored ADR	100,000	2,375
Mitani Sekisan Co. Ltd.	425,000	2,045
Titan Cement Co. SA (Reg.)	55,000	1,007
		8,889
Containers & Packaging - 0.4%
Chuoh Pack Industry Co. Ltd.	9,000	38
Kohsoku Corp. (e)	1,050,000	6,503
Silgan Holdings, Inc.	1,300,000	59,592
Starlite Holdings Ltd.	1,800,000	72
The Pack Corp.	290,000	3,575
		69,780
Metals & Mining - 1.3%
Avocet Mining PLC (a)	800,000	939
Blue Earth Refineries, Inc.	274,309	255
Compania de Minas Buenaventura SA sponsored ADR	4,800,000	90,432
Fresnillo PLC	800,000	4,111
Gerdau SA sponsored ADR	7,400,000	47,212
Horsehead Holding Corp. (a)(e)	2,875,004	11,385
HudBay Minerals, Inc. (a)	7,300,000	29,180
IAMGOLD Corp.	2,500,000	17,131
Industrias Penoles SA de CV	2,650,000	23,779
Korea Steel Shapes Co. Ltd.	42,000	1,846
Pacific Metals Co. Ltd. (d)	1,000,000	4,586
Reliance Steel & Aluminum Co.	99,990	2,213
Synalloy Corp. (d)	190,383	1,043
Tohoku Steel Co. Ltd. (e)	595,000	5,479
Troy Resources NL	250,000	162
Uruguay Mineral Exploration, Inc.	1,515,000	321
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Webco Industries, Inc. (a)	8,922	$ 509
Yamato Kogyo Co. Ltd.	15,000	363
		240,946
TOTAL MATERIALS		718,693
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,258,600	27,060
Qwest Communications International, Inc.	100,000	322
		27,382
Wireless Telecommunication Services - 0.3%
MobileOne Ltd.	22,000,000	23,524
SK Telecom Co. Ltd. sponsored ADR (d)	1,900,000	31,065
		54,589
TOTAL TELECOMMUNICATION SERVICES		81,971
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp. (e)	118,058	4,681
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	5,294
Keiyo Gas Co. Ltd.	425,000	1,704
KyungDong City Gas Co. Ltd.	139,700	4,830
Otaki Gas Co. Ltd.	664,000	4,186
		16,014
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,400,000	36,820
Mega First Corp. Bhd	1,300,000	262
		37,082
TOTAL UTILITIES		57,777
TOTAL COMMON STOCKS (Cost $19,576,128)		15,978,756
Preferred Stocks - 0.7%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	58,600	$ 36,144
Wells Fargo & Co. 7.50%	37,000	23,569
		59,713
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	263,600	5,035
Insurance - 0.4%
American International Group, Inc. Series A, 8.50%	7,500,000	66,450
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	9,298	9
TOTAL FINANCIALS		131,207
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	1,880	299
TOTAL PREFERRED STOCKS (Cost $426,614)		131,506
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14 (Cost $32,480)	$ 35,000	18,354

Money Market Funds - 12.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	2,125,685,519	$ 2,125,686
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	210,391,877	210,392
TOTAL MONEY MARKET FUNDS (Cost $2,336,078)		2,336,078
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $22,371,300)		18,464,694
NET OTHER ASSETS - (1.4)%		(252,540)
NET ASSETS - 100%		$ 18,212,154
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,134,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21,993
Fidelity Securities Lending Cash Central Fund	9,367
Total	$ 31,360
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 16,139	$ 327	$ -	$ 108	$ 5,097
Abbey PLC	17,715	-	-	-	13,930
Abercrombie & Fitch Co. Class A	-	299,680	-	1,549	155,362
Adams Resources & Energy, Inc.	12,014	-	-	211	7,422
Advocat, Inc.	3,694	-	-	-	918
AJIS Co. Ltd.	7,750	2,222	-	-	8,711
Alabama Aircraft Industries, Inc.	439	-	-	-	378
Alps Logistics Co. Ltd.	7,297	2,807	-	119	10,363
American Axle & Manufacturing Holdings, Inc.	30,217	-	1,852	183	4,350
American HomePatient, Inc.	1,215	-	-	-	416
American Italian Pasta Co. Class A	20,182	980	1,281	-	43,697
AMERIGROUP Corp.	119,252	-	-	-	131,318
AmSurg Corp.	65,660	-	2,663	-	46,037
Ansys, Inc.	255,781	-	3,531	-	136,730
AOC Holdings, Inc.	47,956	8,184	525	-	32,972
Apria Healthcare Group, Inc.	83,986	-	91,812	-	-
Arctic Cat, Inc.	8,900	35	1,737	125	3,601
ARK Restaurants Corp.	2,131	1,142	-	72	1,892
Arrhythmia Research Technology, Inc.	1,610	-	-	-	610
ASTI Corp.	1,901	1,749	-	46	2,251
Atlantic Tele-Network, Inc.	36,717	1,160	-	441	27,060
Axcelis Technologies, Inc.	46,033	51	-	-	2,635
Axis Capital Holdings Ltd.	199,584	22,426	-	2,559	172,246
AZZ, Inc.	49,807	1,446	1,148	-	24,640
Bank of the Ozarks, Inc.	24,969	-	22,252	169	-
Barratt Developments PLC	46,250	3,084	3,084	-	24,886
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Basic Energy Services, Inc.	$ 107,680	$ 503	$ -	$ -	$ 38,880
Beazer Homes USA, Inc.	12,460	5,069	-	-	2,727
Bed Bath & Beyond, Inc.	677,667	8,224	148,301	-	455,324
Belluna Co. Ltd.	12,457	3,656	121	256	11,015
Bellway PLC	70,675	-	-	666	62,834
Black Box Corp.	58,836	-	-	238	43,246
Blyth, Inc.	49,019	-	4,231	837	10,571
Brinker International, Inc.	139,764	13,454	-	1,831	94,891
Bristow Group, Inc.	106,851	8,431	1,160	-	62,894
CAE, Inc.	145,836	-	-	594	79,074
Cagle's, Inc. Class A	1,487	-	440	-	-
Calian Technologies Ltd.	-	4,676	-	35	6,338
Career Education Corp.	180,069	1,834	38,182	-	168,950
Cascade Corp.	43,878	1,178	-	400	24,033
Cathay General Bancorp	62,166	-	38,881	546	-
CEC Entertainment, Inc.	90,636	-	9,124	-	53,682
Chase Corp.	14,901	65	-	282	8,890
Chimney Co. Ltd.	6,071	4,355	-	68	11,786
Chromcraft Revington, Inc.	2,448	5	396	-	-
CKD Corp.	20,768	9,639	240	476	21,950
ClearOne Communications, Inc.	3,622	-	-	-	3,952
Columbus McKinnon Corp. (NY Shares)	29,478	-	-	-	14,584
Corvel Corp.	22,925	-	5,438	-	-
Coventry Health Care, Inc.	394,376	51,805	-	-	204,208
CPI International, Inc.	15,431	-	4,878	-	-
CRA International, Inc.	31,984	971	8,392	-	12,606
Craftmade International, Inc.	-	889	-	-	1,169
CSE Global Ltd.	19,582	1,585	-	187	7,416
Cybernet Systems Co. Ltd.	6,387	1,086	-	124	6,099
D.R. Horton, Inc.	279,112	17,880	15,516	2,843	149,000
Daiichi Kensetsu Corp.	-	7,888	-	-	9,636
Daikokutenbussan Co. Ltd.	5,492	627	2,195	-	-
Dataram Corp.	2,018	-	-	-	1,082
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DCC PLC (Ireland)	$ 195,024	$ -	$ -	$ 2,354	$ 122,525
Decorator Industries, Inc.	548	-	-	-	178
Delta Apparel, Inc.	3,740	-	-	-	3,353
Diodes, Inc.	67,522	52,737	33,477	-	26,471
Ditech Networks, Inc.	6,403	-	-	-	3,105
Divestco, Inc.	6,876	22	-	-	1,517
DivX, Inc.	19,728	455	3,343	-	10,563
Eagle Test Systems, Inc.	19,925	-	24,693	-	-
Edge Petroleum Corp.	14,726	-	-	-	516
Educational Development Corp.	1,928	-	-	149	1,398
EuroBancshares, Inc.	2,239	-	-	-	2,432
Exactech, Inc.	23,019	-	4,028	-	-
Excel Co. Ltd.	9,314	11	-	119	8,338
ExpressJet Holdings, Inc. Class A	1,522	-	801	-	-
Fair Isaac Corp.	84,588	-	36,930	111	-
Farstad Shipping ASA	65,174	-	-	-	28,867
Federal Screw Works	780	-	-	15	128
First Bancorp, Puerto Rico	70,000	-	7,624	989	51,903
Food Empire Holdings Ltd.	7,111	4,077	-	-	6,232
Footstar, Inc.	7,963	-	-	-	4,637
Foremost Income Fund	13,596	-	-	592	6,918
FormFactor, Inc.	42,806	416	19,526	-	-
Fornix Biosciences NV	6,507	270	-	344	4,983
Fossil, Inc.	113,815	41,746	-	-	76,870
FreightCar America, Inc.	23,818	477	13,754	38	-
Fresh Del Monte Produce, Inc.	133,521	-	-	-	152,649
Fujikura Kasei Co., Ltd.	7,660	6,280	206	83	10,267
Gildan Activewear, Inc.	167,861	42,738	2,085	-	103,300
Glentel, Inc.	6,695	147	-	163	3,773
Goodfellow, Inc.	7,278	451	-	147	4,757
Greenbrier Companies, Inc.	31,395	-	-	180	8,325
Group 1 Automotive, Inc.	28,689	-	-	277	14,556
Gulliver International Co. Ltd.	26,601	370	370	373	17,537
Hampshire Group Ltd.	5,520	-	-	-	2,944
Handsome Co. Ltd.	11,391	5,200	-	240	11,405
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hankook Shell Oil Co. Ltd.	$ 7,360	$ -	$ 2	$ 425	$ 3,942
Helen of Troy Ltd.	63,121	161	1,595	-	31,562
Henry Boot PLC	13,697	93	-	176	6,784
Horsehead Holding Corp.	-	8,540	-	-	11,385
HTL International Holdings Ltd.	5,817	-	-	-	1,389
Hutech Norin Co. Ltd.	3,106	2,942	-	45	5,733
ICT Automatisering NV	4,502	2,092	-	-	4,281
IMS Health, Inc.	156,750	31,333	-	252	134,310
Ingles Markets, Inc. Class A	17,142	446	-	237	10,408
Innospec, Inc.	37,786	-	1,497	105	9,886
Inoue Kinzoku Kogyo Co. Ltd.	3,062	2,026	-	47	4,818
Intage, Inc.	5,882	4,758	-	-	11,006
Intest Corp.	1,455	-	-	-	209
INTOPS Co. Ltd.	1,892	6,003	-	185	7,182
INZI Controls Co. Ltd.	3,670	33	-	60	1,293
IPC Holdings Ltd.	99,494	-	-	1,364	79,533
Isewan Terminal Service Co. Ltd.	8,226	-	-	137	7,075
j2 Global Communications, Inc.	86,292	2,200	2,659	-	70,684
Jack Henry & Associates, Inc.	142,494	-	81,870	810	-
Jack in the Box, Inc.	141,759	-	-	-	148,394
Jackson Hewitt Tax Service, Inc.	31,863	641	1,548	738	26,481
JAKKS Pacific, Inc.	46,708	1,570	-	-	40,348
Jaya Holdings Ltd.	50,961	4,304	-	2,704	11,272
JLM Couture, Inc.	327	-	-	-	217
Jos. A. Bank Clothiers, Inc.	40,733	588	686	-	50,115
KEC Holdings Co. Ltd.	2,570	-	-	46	1,027
Kohsoku Corp.	4,152	1,275	-	65	6,503
Komplett ASA	10,754	-	4,069	-	-
Korea Electric Terminal Co. Ltd.	11,379	57	-	78	4,698
KunWha Pharmaceutical Co., Ltd.	-	1,845	-	39	2,172
Kyeryong Construction Industrial Co. Ltd.	4,997	4,863	-	231	9,067
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
LifePoint Hospitals, Inc.	$ 162,502	$ -	$ -	$ -	$ 127,935
Lincare Holdings, Inc.	307,701	-	-	-	229,678
M/I Homes, Inc.	32,784	-	-	-	15,293
Maine & Maritimes Corp.	5,742	-	439	6	4,681
MAIR Holdings, Inc.	8,000	-	-	-	-
Marine Products Corp.	16,494	-	5,517	258	-
MarineMax, Inc.	5,857	841	-	-	1,752
McCormick & Schmick's Seafood Restaurants	2,988	2,356	-	-	3,829
Medical Action Industries, Inc.	15,588	-	-	-	13,487
Melexis NV	49,123	30	37	2,010	18,694
Mesa Laboratories, Inc.	5,988	725	-	60	6,382
Metro, Inc. Class A (sub. vtg.)	275,476	-	15,534	2,116	348,558
Michang Oil Industrial Co. Ltd.	5,219	-	-	134	2,556
Molina Healthcare, Inc.	49,203	-	5,741	-	-
Monarch Casino & Resort, Inc.	12,374	-	3,135	-	-
Movado Group, Inc.	12,900	8,521	-	120	12,577
Murakami Corp.	5,561	-	-	35	3,895
National Dentex Corp.	5,582	34	-	-	2,205
NBTY, Inc.	129,338	13,884	-	-	84,915
NCI Building Systems, Inc.	75,197	-	-	-	23,266
NETGEAR, Inc.	53,545	-	-	-	39,302
New Frontier Media, Inc.	4,691	-	-	-	2,318
NEXT PLC	247,987	-	48,733	2,789	170,624
Ngai Lik Industrial Holdings Ltd.	1,746	-	-	-	606
Nishimatsuya Chain Co. Ltd.	32,440	4,024	-	210	35,215
North Central Bancshares, Inc.	2,811	-	-	3	1,404
Nutraceutical International Corp.	13,962	-	-	-	9,994
Oil States International, Inc.	252,448	17,499	-	-	91,259
Old Dominion Freight Lines, Inc.	106,430	2,539	59,230	-	-
OM Group, Inc.	60,997	12,537	-	-	42,938
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Omnivision Technologies, Inc.	$ 60,608	$ -	$ -	$ -	$ 37,029
Optical Cable Corp.	3,593	-	52	-	1,525
Orbotech Ltd.	28,812	-	-	-	10,192
Orthofix International NV	30,944	-	11,224	-	-
Ozeki Co. Ltd.	30,170	1,182	-	-	31,573
P&F Industries, Inc. Class A	947	3	-	-	411
Papa John's International, Inc.	84,502	-	-	-	56,783
Patterson Companies, Inc.	157,712	43,011	-	-	124,868
Pervasive Software, Inc.	7,795	-	-	-	6,671
PetMed Express, Inc.	35,482	-	128	-	35,234
Philadelphia Consolidated Holdings Corp.	341,933	-	347,842	-	-
Physicians Formula Holdings, Inc.	7,746	1,281	-	-	3,212
Piolax, Inc.	16,809	895	-	99	15,701
Plantronics, Inc.	119,151	-	-	489	49,667
Plenus Co. Ltd.	47,023	1,486	1,978	574	41,948
Pomeroy IT Solutions, Inc.	4,375	-	160	-	3,693
Progress Software Corp.	72,104	-	-	-	41,797
RCM Technologies, Inc.	4,210	-	-	-	1,441
RenaissanceRe Holdings Ltd.	157,697	-	-	1,426	138,539
Rex Stores Corp.	16,871	-	-	-	7,975
Richelieu Hardware Ltd.	18,981	1,181	-	62	16,376
Rimage Corp.	7,367	3,790	-	-	10,272
Ringerikes Sparebank	1,142	-	805	-	-
Rocky Brands, Inc.	2,827	-	135	-	1,725
Rocky Mountain Chocolate Factory, Inc.	3,443	1,612	-	104	3,664
Ross Stores, Inc.	326,457	590	85,697	1,275	-
Ruby Tuesday, Inc.	43,840	896	896	-	7,901
Ruth's Chris Steak House, Inc.	6,540	110	136	-	1,525
Safeway, Inc.	565,128	46,213	-	3,703	495,033
Sakai Moving Service Co. Ltd.	12,186	3,439	-	161	15,872
ScanSource, Inc.	80,635	321	-	-	49,432
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ScS Upholstery PLC	$ 309	$ -	$ -	$ -	$ -
Secom Techno Service Co. Ltd.	14,726	5,770	-	-	19,302
SED International Holdings, Inc.	734	-	-	-	552
Senshu Electric Co. Ltd.	4,862	6,864	-	142	9,993
Shinsegae Engineering & Construction Co. Ltd.	7,284	-	-	101	2,869
ShoLodge, Inc.	1,006	-	-	-	125
Sigmatron International, Inc.	2,624	-	-	-	821
Simpson Manufacturing Co. Ltd.	74,431	-	84,077	80	-
SinoCom Software Group Ltd.	5,241	1,906	-	-	4,021
SMART Modular Technologies (WWH), Inc.	13,001	10,735	-	-	7,090
Soken Chemical & Engineer Co. Ltd.	8,515	2,201	-	-	4,388
Sonic Corp.	78,468	9,171	-	-	57,466
Spectrum Control, Inc.	8,337	780	-	-	9,279
Sportscene Group, Inc. Class A	5,274	-	-	80	3,997
Stanley Furniture Co., Inc.	9,138	-	-	215	8,439
Stantec, Inc.	77,941	4,030	2,781	-	62,596
Steiner Leisure Ltd.	51,912	-	-	-	41,882
Strattec Security Corp.	11,378	-	55	103	3,359
Strongco Income Fund	3,392	-	-	-	883
Sunjin Co. Ltd.	5,820	7	-	71	2,964
Super Micro Computer, Inc.	17,451	2,038	3,122	-	12,199
Swift Energy Co.	50,820	68,756	-	-	47,270
SYNNEX Corp.	74,814	-	-	-	49,161
Takachiho Electric Co. Ltd.	10,482	1,572	-	151	8,144
Tamalpais Bancorp	2,532	-	774	21	-
Tejon Ranch Co.	30,162	-	6,695	-	-
The PMI Group, Inc.	22,402	1,455	1,455	46	12,406
Theragenics Corp.	11,963	-	-	-	4,263
Tohoku Steel Co. Ltd.	8,169	423	-	47	5,479
Tokyo Kisen Co. Ltd.	3,670	-	-	-	4,279
Tomen Electronics Corp.	8,456	7,676	-	102	17,897
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Total Energy Services Trust	$ 22,752	$ -	$ -	$ 387	$ 8,432
Trancom Co. Ltd.	15,597	-	-	-	11,472
Triad Guaranty, Inc.	1,295	-	-	-	647
Trifast PLC	6,980	-	5	99	1,712
Trio-Tech International	1,066	558	-	-	532
Uni-Select, Inc.	25,655	3,798	-	211	32,149
Universal Security Instruments, Inc.	1,279	-	-	-	934
Up, Inc.	4,121	-	-	-	4,498
USEC, Inc.	44,892	-	-	-	43,774
Utah Medical Products, Inc.	13,667	-	-	209	11,173
Varitronix International Ltd.	8,332	5,160	-	218	8,107
W Holding Co., Inc.	8,738	-	-	156	-
W Holding Co., Inc.	-	-	-	78	2,330
W&T Offshore, Inc.	144,108	88,386	2,385	1,760	76,363
Whanin Pharmaceutical Co. Ltd.	3,655	3,132	-	132	5,439
Winland Electronics, Inc.	523	-	10	-	236
Wireless Telecom Group, Inc.	2,033	-	-	-	636
Wolverine Tube, Inc.	2,725	-	-	-	409
World Fuel Services Corp.	69,249	620	49,532	185	-
Xyratex Ltd.	26,851	4,788	-	-	5,058
Yip's Chemical Holdings Ltd.	16,297	453	-	768	7,129
Young Innovations, Inc.	18,304	-	85	67	12,908
YRC Worldwide, Inc.	49,471	-	16,193	-	-
Yusen Air & Sea Service Co. Ltd.	37,071	21,047	-	276	44,568
Yutaka Giken Co. Ltd.	13,522	3,062	-	132	7,094
Total	$ 11,385,710	$ 1,143,668	$ 1,402,731	$ 50,354	$ 7,006,726
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,464,694	$ 16,471,168	$ 1,991,935	$ 1,591
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,333
Total Realized Gain (Loss)	(6,236)
Total Unrealized Gain (Loss)	(81,021)
Cost of Purchases	801
Proceeds of Sales	(9,662)
Amortization/Accretion	0
Transfer in/out of Level 3	96,376
Ending Balance	$ 1,591

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.8%
Canada	5.5%
Japan	5.3%
Bermuda	3.3%
United Kingdom	2.2%
Cayman Islands	1.4%
Ireland	1.3%
Norway	1.2%
Italy	1.2%
Netherlands	1.2%
Taiwan	1.0%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009

Assets
Investment in securities, at value (including securities loaned of $195,843) - See accompanying schedule: Unaffiliated issuers (cost $10,775,337)	$ 9,121,890
Fidelity Central Funds (cost $2,336,078)	2,336,078
Other affiliated issuers (cost $9,259,885)	7,006,726
Total Investments (cost $22,371,300)		$ 18,464,694
Cash		6
Foreign currency held at value (cost $391)		391
Receivable for investments sold		39,155
Receivable for fund shares sold		46,628
Dividends receivable		28,291
Interest receivable		347
Distributions receivable from Fidelity Central Funds		2,242
Prepaid expenses		224
Other receivables		522
Total assets		18,582,500

Liabilities
Payable for investments purchased	$ 123,654
Payable for fund shares redeemed	18,417
Accrued management fee	12,687
Other affiliated payables	4,048
Other payables and accrued expenses	1,148
Collateral on securities loaned, at value	210,392
Total liabilities		370,346

Net Assets		$ 18,212,154
Net Assets consist of:
Paid in capital		$ 22,332,863
Undistributed net investment income		70,863
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(284,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,907,156)
Net Assets		$ 18,212,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($17,025,337 ÷ 786,725 shares)	$ 21.64

Class K: Net Asset Value, offering price and redemption price per share ($1,186,817 ÷ 54,860 shares)	$ 21.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009

Investment Income
Dividends (including $50,354 earned from other affiliated issuers)		$ 153,249
Interest		461
Income from Fidelity Central Funds (including $9,367 from security lending)		31,360
Total income		185,070

Expenses
Management fee Basic fee	$ 67,593
Performance adjustment	(3,098)
Transfer agent fees	24,064
Accounting and security lending fees	940
Custodian fees and expenses	1,013
Independent trustees' compensation	65
Depreciation in deferred trustee compensation account	(3)
Registration fees	70
Audit	106
Legal	104
Miscellaneous	628
Total expenses before reductions	91,482
Expense reductions	(370)	91,112
Net investment income (loss)		93,958
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(146,434)
Other affiliated issuers	(124,894)
Foreign currency transactions	(358)
Total net realized gain (loss)		(271,686)
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,541,427)
Assets and liabilities in foreign currencies	(112)
Total change in net unrealized appreciation (depreciation)		(9,541,539)
Net gain (loss)		(9,813,225)
Net increase (decrease) in net assets resulting from operations		$ (9,719,267)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,958	$ 231,104
Net realized gain (loss)	(271,686)	4,924,520
Change in net unrealized appreciation (depreciation)	(9,541,539)	(8,785,179)
Net increase (decrease) in net assets resulting from operations	(9,719,267)	(3,629,555)
Distributions to shareholders from net investment income	(138,005)	(478,904)
Distributions to shareholders from net realized gain	(3,208,128)	(2,661,913)
Total distributions	(3,346,133)	(3,140,817)
Share transactions - net increase (decrease)	2,231,882	(3,156,393)
Redemption fees	1,238	2,743
Total increase (decrease) in net assets	(10,832,280)	(9,924,022)

Net Assets
Beginning of period	29,044,434	38,968,456
End of period (including undistributed net investment income of $70,863 and undistributed net investment income of $131,174, respectively)	$ 18,212,154	$ 29,044,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

Six months ended January 31,

Years ended July 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 37.19	$ 45.38	$ 42.40	$ 42.68	$ 36.18	$ 30.08
Income from Investment Operations
Net investment income (loss) D	.11	.28	.60 G	.31	.22	.05
Net realized and unrealized gain (loss)	(11.38)	(4.72)	6.49	2.29	8.49	6.50
Total from investment operations	(11.27)	(4.44)	7.09	2.60	8.71	6.55
Distributions from net investment income	(.17)	(.57)	(.33)	(.26)	(.12)	(.02)
Distributions from net realized gain	(4.11)	(3.18)	(3.78)	(2.62)	(2.09)	(.44)
Total distributions	(4.28)	(3.75)	(4.11)	(2.88)	(2.21)	(.46)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 21.64	$ 37.19	$ 45.38	$ 42.40	$ 42.68	$ 36.18
Total Return B,C	(33.93)%	(10.50)%	18.22%	6.38%	25.32%	21.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.99%	.97%	.88%	.95%	.98%
Expenses net of fee waivers, if any	.83% A	.99%	.97%	.88%	.95%	.98%
Expenses net of all reductions	.83% A	.98%	.96%	.87%	.94%	.97%
Net investment income (loss)	.85% A	.68%	1.36% G	.72%	.57%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 17,025	$ 29,044	$ 38,968	$ 35,818	$ 37,565	$ 30,392
Portfolio turnover rate F	42% A	36%	11%	26%	24%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31,

Year ended July 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.11	.08
Net realized and unrealized gain (loss)	(11.36)	(3.33)
Total from investment operations	(11.25)	(3.25)
Distributions from net investment income	(.21)	-
Distributions from net realized gain	(4.11)	-
Total distributions	(4.32)	-
Redemption fees added to paid in capital D	- I	- I
Net asset value, end of period	$ 21.63	$ 37.20
Total Return B, C	(33.88)%	(8.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.66% A	.88% A
Expenses net of fee waivers, if any	.66% A	.88% A
Expenses net of all reductions	.66% A	.88% A
Net investment income (loss)	1.02% A	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,186,817	$ 92
Portfolio turnover rate F	42% A	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund was closed to most new accounts effective the close of business December 31, 2003 and reopened after the close of business on Monday, December 15, 2008. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Low-Priced Stock and Class K to eligible shareholders of Low-Priced Stock. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,978,136
Unrealized depreciation	(6,888,238)
Net unrealized appreciation (depreciation)	$ (3,910,102)
Cost for federal income tax purposes	$ 22,374,796

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,209,479 and $4,250,713, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Low-Priced Stock, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 23,931.22
Class K	133.05
	$ 24,064

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $112 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Low-Priced Stock's operating expenses. During the period this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $253 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Low-Priced Stock	$ 96

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the

Semiannual Report

10. Other - continued

process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to the terminated trades and agreements is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Low-Priced Stock	$ 136,292	$ 478,904
Class K	1,713	-
Total	$ 138,005	$ 478,904
From net realized gain
Low-Priced Stock	$ 3,203,756	$ 2,661,913
Class K	4,372	-
Total	$ 3,208,128	$ 2,661,913

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Low-Priced Stock
Shares sold	64,560	62,687	$ 1,655,085	$ 2,521,120
Conversion to Class K	(54,730)	-	(1,330,879)	-
Reinvestment of distributions	102,373	73,283	3,240,789	3,050,712
Shares redeemed	(106,474)	(213,705)	(2,667,339)	(8,728,325)
Net increase (decrease)	5,729	(77,735)	$ 897,656	$ (3,156,493)
Class K
Shares sold	3,596	2	81,149	100
Conversion from Low-Priced Stock	54,737	-	1,330,879	-
Reinvestment of distributions	214	-	6,085	-
Shares redeemed	(3,689)	-	(83,887)	-
Net increase (decrease)	54,858	2	$ 1,334,226	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 25, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LPS-K-USAN-0309
1.863397.100

Fidelity
Value Discovery
Fund

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Fidelity Value Discovery	.89%
Actual		$ 1,000.00	$ 611.80	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Class K	.67%
Actual		$ 1,000.00	$ 612.20	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	7.0	3.3
JPMorgan Chase & Co.	3.3	3.2
Chevron Corp.	3.3	2.1
Pfizer, Inc.	3.1	2.0
AT&T, Inc.	2.7	2.2
Wells Fargo & Co.	2.5	1.5
Johnson & Johnson	2.1	2.2
Verizon Communications, Inc.	1.8	0.9
ConocoPhillips	1.7	0.6
Bank of America Corp.	1.6	2.5
	29.1
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	27.3
Energy	17.3	9.7
Health Care	14.4	11.5
Information Technology	13.2	15.2
Consumer Discretionary	9.9	10.2
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 99.3%		Stocks and Investment Companies 99.6%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	9.7%	** Foreign investments	9.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	6,353	$ 6,925
Federal-Mogul Corp. Class A (a)	268,800	1,548,288
Gentex Corp.	81,200	681,268
		2,236,481
Diversified Consumer Services - 0.9%
H&R Block, Inc.	98,200	2,035,686
Hillenbrand, Inc.	168,200	3,110,018
Stewart Enterprises, Inc. Class A	11,600	39,672
		5,185,376
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	105,433	6,117,223
WMS Industries, Inc. (a)	29,700	659,934
		6,777,157
Household Durables - 3.7%
Black & Decker Corp.	55,600	1,607,396
Centex Corp.	241,500	2,055,165
D.R. Horton, Inc.	283,700	1,690,852
Jarden Corp. (a)(d)	127,400	1,328,782
KB Home	302,760	3,230,449
Meritage Homes Corp. (a)	261,300	2,879,526
NVR, Inc. (a)	4,100	1,746,969
Pulte Homes, Inc.	278,500	2,826,775
Ryland Group, Inc.	190,500	2,971,800
The Stanley Works	55,100	1,722,426
		22,060,140
Media - 0.9%
The Walt Disney Co.	136,600	2,824,888
Time Warner, Inc.	257,600	2,403,408
		5,228,296
Specialty Retail - 2.3%
Home Depot, Inc.	168,100	3,619,193
Lowe's Companies, Inc.	86,100	1,573,047
OfficeMax, Inc.	152,200	838,622
Staples, Inc.	134,600	2,145,524
The Children's Place Retail Stores, Inc. (a)	122,446	2,303,209
The Men's Wearhouse, Inc.	56,400	657,060
Williams-Sonoma, Inc.	323,000	2,558,160
		13,694,815
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
Polo Ralph Lauren Corp. Class A	35,100	$ 1,440,153
VF Corp.	33,100	1,854,262
		3,294,415
TOTAL CONSUMER DISCRETIONARY		58,476,680
CONSUMER STAPLES - 5.3%
Beverages - 0.8%
Carlsberg AS:
Series A	22,017	801,415
Series B	6,600	219,841
Molson Coors Brewing Co. Class B	26,100	1,051,047
The Coca-Cola Co.	57,479	2,455,503
		4,527,806
Food & Staples Retailing - 1.4%
Kroger Co.	98,100	2,207,250
Wal-Mart Stores, Inc.	100,300	4,726,136
Winn-Dixie Stores, Inc. (a)	85,034	1,168,367
		8,101,753
Food Products - 0.6%
Cermaq ASA	6,200	23,625
Lighthouse Caledonia ASA (a)	25,474	2,941
Ralcorp Holdings, Inc. (a)	33,100	1,960,182
Tyson Foods, Inc. Class A	206,200	1,824,870
		3,811,618
Household Products - 1.2%
Procter & Gamble Co.	130,800	7,128,600
Tobacco - 1.3%
British American Tobacco PLC (United Kingdom)	130,600	3,582,144
Philip Morris International, Inc.	103,900	3,859,885
		7,442,029
TOTAL CONSUMER STAPLES		31,011,806
ENERGY - 17.3%
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc. (a)	200,668	5,305,662
Noble Corp.	128,750	3,495,563
		8,801,225
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 15.8%
Chesapeake Energy Corp.	226,800	$ 3,585,708
Chevron Corp.	277,900	19,597,508
ConocoPhillips	202,900	9,643,837
Exxon Mobil Corp.	535,800	40,978,008
Foundation Coal Holdings, Inc.	155,300	2,518,966
Noble Energy, Inc.	87,500	4,281,375
Range Resources Corp.	84,900	3,042,816
Southwestern Energy Co. (a)	189,400	5,994,510
Ultra Petroleum Corp. (a)	96,200	3,446,846
		93,089,574
TOTAL ENERGY		101,890,799
FINANCIALS - 19.9%
Capital Markets - 3.4%
Bank of New York Mellon Corp.	161,587	4,159,249
Charles Schwab Corp.	206,500	2,806,335
Goldman Sachs Group, Inc.	77,200	6,232,356
Morgan Stanley	333,400	6,744,682
		19,942,622
Commercial Banks - 4.1%
KeyCorp	184,700	1,344,616
Pacific Continental Corp.	81,465	1,028,088
PacWest Bancorp (d)	142,730	2,413,564
PNC Financial Services Group, Inc.	90,500	2,943,060
U.S. Bancorp, Delaware	118,800	1,762,992
Wells Fargo & Co.	775,500	14,656,950
		24,149,270
Diversified Financial Services - 6.0%
Bank of America Corp.	1,400,445	9,214,928
Citigroup, Inc.	1,802,400	6,398,520
JPMorgan Chase & Co.	772,690	19,711,322
		35,324,770
Insurance - 4.8%
ACE Ltd.	71,600	3,126,056
Axis Capital Holdings Ltd.	195,800	4,750,108
Endurance Specialty Holdings Ltd.	163,000	4,443,380
Everest Re Group Ltd.	118,000	7,434,000
MetLife, Inc.	60,435	1,736,298
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	22,293	$ 794,300
RenaissanceRe Holdings Ltd.	65,600	2,931,664
The Travelers Companies, Inc.	80,300	3,102,792
		28,318,598
Real Estate Investment Trusts - 1.0%
CapitalSource, Inc.	244,800	891,072
CBL & Associates Properties, Inc. (d)	313,675	1,276,657
SL Green Realty Corp.	157,411	2,472,927
Vornado Realty Trust	23,200	1,178,792
		5,819,448
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	507,400	1,826,640
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	144,815	1,778,328
TOTAL FINANCIALS		117,159,676
HEALTH CARE - 14.4%
Biotechnology - 1.7%
Amgen, Inc. (a)	122,100	6,697,185
Biogen Idec, Inc. (a)	39,600	1,926,540
Cubist Pharmaceuticals, Inc. (a)	68,000	1,455,880
		10,079,605
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	70,900	4,158,285
Covidien Ltd.	131,175	5,029,250
Hospira, Inc. (a)	61,700	1,536,330
		10,723,865
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	55,900	2,030,288
Medco Health Solutions, Inc. (a)	124,581	5,597,424
Universal Health Services, Inc. Class B	88,300	3,342,155
		10,969,867
Pharmaceuticals - 9.0%
Johnson & Johnson	212,500	12,259,125
Merck & Co., Inc.	278,000	7,936,900
Pfizer, Inc.	1,267,000	18,472,860
Schering-Plough Corp.	195,600	3,434,736
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,400	$ 2,710,830
Wyeth	187,500	8,056,875
		52,871,326
TOTAL HEALTH CARE		84,644,663
INDUSTRIALS - 6.7%
Aerospace & Defense - 2.1%
Heico Corp. Class A	95,607	2,781,208
Lockheed Martin Corp.	44,800	3,675,392
Northrop Grumman Corp.	42,700	2,054,724
Raytheon Co.	49,500	2,505,690
Stanley, Inc. (a)	48,400	1,464,584
		12,481,598
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	46,200	1,963,038
Airlines - 0.3%
AirTran Holdings, Inc. (a)	128,917	528,560
Delta Air Lines, Inc. (a)	136,275	940,298
US Airways Group, Inc. (a)	79,600	451,332
		1,920,190
Building Products - 0.8%
Masco Corp.	180,400	1,410,728
Owens Corning (a)	251,000	3,348,340
		4,759,068
Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Co.	96,400	939,900
Republic Services, Inc.	189,886	4,910,452
		5,850,352
Machinery - 0.3%
Cummins, Inc.	73,000	1,750,540
Professional Services - 0.6%
Equifax, Inc.	61,300	1,515,336
Experian PLC	262,693	1,646,064
		3,161,400
Road & Rail - 1.2%
Con-way, Inc.	133,091	2,931,995
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	37,700	$ 1,446,172
Union Pacific Corp.	52,900	2,316,491
		6,694,658
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	49,275	627,271
TOTAL INDUSTRIALS		39,208,115
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	188,900	2,827,833
Juniper Networks, Inc. (a)	267,300	3,784,968
		6,612,801
Computers & Peripherals - 0.9%
International Business Machines Corp.	32,800	3,006,120
NCR Corp. (a)	207,500	2,604,125
		5,610,245
Electronic Equipment & Components - 3.2%
Agilent Technologies, Inc. (a)	28,300	511,664
Amphenol Corp. Class A	294,114	7,691,081
Arrow Electronics, Inc. (a)	156,900	2,992,083
Avnet, Inc. (a)	153,700	3,046,334
Flextronics International Ltd. (a)	251,300	655,893
Ingram Micro, Inc. Class A (a)	211,000	2,588,970
Tyco Electronics Ltd.	75,775	1,072,974
		18,558,999
Internet Software & Services - 0.6%
VeriSign, Inc. (a)	170,922	3,300,504
IT Services - 3.4%
Accenture Ltd. Class A	44,062	1,390,597
Fidelity National Information Services, Inc.	102,500	1,630,775
Lender Processing Services, Inc.	177,441	4,599,271
NCI, Inc. Class A (a)	273,868	8,216,040
The Western Union Co.	87,600	1,196,616
Visa, Inc.	63,000	3,109,050
		20,142,349
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	100,000	1,998,000
Applied Materials, Inc.	201,200	1,885,244
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	126,500	$ 2,092,310
Intel Corp.	255,100	3,290,790
Lam Research Corp. (a)	95,405	1,928,135
ON Semiconductor Corp. (a)	672,187	2,803,020
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	274,510	2,069,805
Texas Instruments, Inc.	237,900	3,556,605
Varian Semiconductor Equipment Associates, Inc. (a)	141,800	2,699,872
		22,323,781
Software - 0.2%
Nintendo Co. Ltd.	4,100	1,193,920
TOTAL INFORMATION TECHNOLOGY		77,742,599
MATERIALS - 2.5%
Chemicals - 1.0%
Albemarle Corp.	122,300	2,721,175
Arkema	36,700	520,146
Celanese Corp. Class A	150,940	1,607,511
Lubrizol Corp.	9,900	337,788
Solutia, Inc. (a)	224,565	878,049
		6,064,669
Containers & Packaging - 0.8%
Pactiv Corp. (a)	89,400	1,932,828
Rock-Tenn Co. Class A	37,800	1,178,226
Temple-Inland, Inc.	282,061	1,599,286
		4,710,340
Metals & Mining - 0.7%
Barrick Gold Corp.	24,200	910,868
Freeport-McMoRan Copper & Gold, Inc. Class B	23,800	598,332
Goldcorp, Inc.	25,100	743,673
Kinross Gold Corp.	50,400	893,414
Newmont Mining Corp.	18,800	747,864
		3,894,151
TOTAL MATERIALS		14,669,160
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	640,005	$ 15,756,923
Verizon Communications, Inc.	349,900	10,451,513
		26,208,436
UTILITIES - 5.6%
Electric Utilities - 2.8%
E.ON AG	37,000	1,195,647
Entergy Corp.	50,200	3,833,272
Exelon Corp.	133,400	7,232,948
FirstEnergy Corp.	89,900	4,494,101
		16,755,968
Multi-Utilities - 2.8%
OGE Energy Corp.	79,300	1,957,124
Sempra Energy	141,000	6,181,440
Wisconsin Energy Corp.	183,100	8,162,598
		16,301,162
TOTAL UTILITIES		33,057,130
TOTAL COMMON STOCKS (Cost $752,376,743)		584,069,064
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.78% (b)	5,561,034	5,561,034
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	1,329,675	1,329,675
TOTAL MONEY MARKET FUNDS (Cost $6,890,709)		6,890,709
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $759,267,452)		590,959,773
NET OTHER ASSETS - (0.5)%		(2,992,060)
NET ASSETS - 100%		$ 587,967,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,589
Fidelity Securities Lending Cash Central Fund	225,811
Total	$ 274,400
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 590,959,773	$ 586,180,768	$ 4,776,064	$ 2,941
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(25,839)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	28,780
Ending Balance	$ 2,941

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $12,861,332 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,163,301) - See accompanying schedule: Unaffiliated issuers (cost $752,376,743)	$ 584,069,064
Fidelity Central Funds (cost $6,890,709)	6,890,709
Total Investments (cost $759,267,452)		$ 590,959,773
Cash		16,123
Receivable for investments sold		19,254,834
Receivable for fund shares sold		662,669
Dividends receivable		1,179,567
Distributions receivable from Fidelity Central Funds		4,092
Prepaid expenses		8,132
Other receivables		8,381
Total assets		612,093,571

Liabilities
Payable for investments purchased	$ 21,217,719
Payable for fund shares redeemed	1,140,540
Accrued management fee	226,317
Other affiliated payables	176,631
Other payables and accrued expenses	34,976
Collateral on securities loaned, at value	1,329,675
Total liabilities		24,125,858

Net Assets		$ 587,967,713
Net Assets consist of:
Paid in capital		$ 1,076,526,904
Undistributed net investment income		1,275,953
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(321,527,533)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(168,307,611)
Net Assets		$ 587,967,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($562,891,359 ÷ 61,880,493 shares)	$ 9.10

Class K: Net Asset Value, offering price and redemption price per share ($25,076,354 ÷ 2,757,671 shares)	$ 9.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 10,370,120
Interest		5,065
Income from Fidelity Central Funds		274,400
Total income		10,649,585

Expenses
Management fee Basic fee	$ 2,207,066
Performance adjustment	(53,119)
Transfer agent fees	1,044,013
Accounting and security lending fees	139,414
Custodian fees and expenses	23,459
Independent trustees' compensation	2,335
Registration fees	40,157
Audit	26,053
Legal	3,591
Interest	1,791
Miscellaneous	36,990
Total expenses before reductions	3,471,750
Expense reductions	(14,524)	3,457,226
Net investment income (loss)		7,192,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(262,717,216)
Foreign currency transactions	25,402
Total net realized gain (loss)		(262,691,814)
Change in net unrealized appreciation (depreciation) on: Investment securities	(135,772,661)
Assets and liabilities in foreign currencies	(853)
Total change in net unrealized appreciation (depreciation)		(135,773,514)
Net gain (loss)		(398,465,328)
Net increase (decrease) in net assets resulting from operations		$ (391,272,969)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,192,359	$ 13,021,903
Net realized gain (loss)	(262,691,814)	(28,896,447)
Change in net unrealized appreciation (depreciation)	(135,773,514)	(168,453,070)
Net increase (decrease) in net assets resulting from operations	(391,272,969)	(184,327,614)
Distributions to shareholders from net investment income	(11,974,609)	(8,071,825)
Distributions to shareholders from net realized gain	(1,351,299)	(73,209,910)
Total distributions	(13,325,908)	(81,281,735)
Share transactions - net increase (decrease)	(22,723,372)	68,948,435
Total increase (decrease) in net assets	(427,322,249)	(196,660,914)

Net Assets
Beginning of period	1,015,289,962	1,211,950,876
End of period (including undistributed net investment income of $1,275,953 and undistributed net investment income of $8,340,661, respectively)	$ 587,967,713	$ 1,015,289,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

Six months endedJanuary 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 18.94	$ 16.53	$ 15.24	$ 12.64	$ 11.09
Income from Investment Operations
Net investment income (loss) D	.11	.19	.13	.09	.04	(.03)
Net realized and unrealized gain (loss)	(5.93)	(2.79)	2.85	1.77	3.12	1.87
Total from investment operations	(5.82)	(2.60)	2.98	1.86	3.16	1.84
Distributions from net investment income	(.18)	(.12)	(.10)	(.03)	(.02)	-
Distributions from net realized gain	(.02)	(1.10)	(.47)	(.54)	(.54)	(.29)
Total distributions	(.20)	(1.22)	(.57)	(.57)	(.56)	(.29)
Net asset value, end of period	$ 9.10	$ 15.12	$ 18.94	$ 16.53	$ 15.24	$ 12.64
Total Return B, C	(38.82)%	(14.66)%	18.59%	12.54%	26.12%	16.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.89% A	.94%	.87%	.94%	.96%	1.13%
Expenses net of fee waivers, if any	.89% A	.94%	.87%	.94%	.96%	1.13%
Expenses net of all reductions	.89% A	.94%	.87%	.91%	.91%	1.08%
Net investment income (loss)	1.83% A	1.08%	.74%	.57%	.30%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 562,891	$ 1,015,200	$ 1,211,951	$ 730,891	$ 165,878	$ 58,981
Portfolio turnover rate F	172% A	149%	146%	202%	113%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.11	.05
Net realized and unrealized gain (loss)	(5.92)	(1.80)
Total from investment operations	(5.81)	(1.75)
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.22)	-
Net asset value, end of period	$ 9.09	$ 15.12
Total Return B, C	(38.78)%	(10.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.79% A
Expenses net of fee waivers, if any	.67% A	.79% A
Expenses net of all reductions	.67% A	.79% A
Net investment income (loss)	2.05% A	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,076	$ 90
Portfolio turnover rate F	172% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Value Discovery and Class K to eligible shareholders of Fidelity Value Discovery. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,474,507
Unrealized depreciation	(203,321,024)
Net unrealized appreciation (depreciation)	$ (189,846,517)
Cost for federal income tax purposes	$ 780,806,290

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $687,059,427 and $717,989,724, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 1,039,598.27
Class K	4,415.05
	$ 1,044,013

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,602 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,427,000	3.96%	$ 1,791

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,009 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $225,811.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity Value Discovery's operating expenses. During the period, this reimbursement reduced the class' expenses by $2,375.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,773 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Value Discovery	$ 376

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Fidelity Value Discovery	$ 11,751,663	$ 8,071,825
Class K	222,946	-
Total	$ 11,974,609	$ 8,071,825
From net realized gain
Fidelity Value Discovery	$ 1,351,180	$ 73,209,910
Class K	119	-
Total	$ 1,351,299	$ 73,209,910

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Value Discovery
Shares sold	10,802,676	35,531,723	$ 128,730,523	$ 614,575,414
Conversion to Class K	(2,641,255)	-	(34,449,444)	-
Reinvestment of distributions	1,025,702	4,341,020	12,527,622	77,951,372
Shares redeemed	(14,455,885)	(36,727,868)	(165,019,514)	(623,678,351)
Net increase (decrease)	(5,268,762)	3,144,875	$ (58,210,813)	$ 68,848,435
Class K
Shares sold	463,917	5,928	$ 4,728,816	$ 100,000
Conversion from Fidelity Value Discovery	2,641,141	-	34,449,444	-
Reinvestment of distributions	22,509	-	223,065	-
Shares redeemed	(375,824)	-	(3,913,884)	-
Net increase (decrease)	2,751,743	5,928	$ 35,487,441	$ 100,000

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to January 31, 2008.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis
Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FVD-USAN-0309
1.789740.105

Fidelity
Value Discovery
Fund-
Class K

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Fidelity Value Discovery	.89%
Actual		$ 1,000.00	$ 611.80	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Class K	.67%
Actual		$ 1,000.00	$ 612.20	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	7.0	3.3
JPMorgan Chase & Co.	3.3	3.2
Chevron Corp.	3.3	2.1
Pfizer, Inc.	3.1	2.0
AT&T, Inc.	2.7	2.2
Wells Fargo & Co.	2.5	1.5
Johnson & Johnson	2.1	2.2
Verizon Communications, Inc.	1.8	0.9
ConocoPhillips	1.7	0.6
Bank of America Corp.	1.6	2.5
	29.1
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	27.3
Energy	17.3	9.7
Health Care	14.4	11.5
Information Technology	13.2	15.2
Consumer Discretionary	9.9	10.2
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 99.3%		Stocks and Investment Companies 99.6%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	9.7%	** Foreign investments	9.4%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	6,353	$ 6,925
Federal-Mogul Corp. Class A (a)	268,800	1,548,288
Gentex Corp.	81,200	681,268
		2,236,481
Diversified Consumer Services - 0.9%
H&R Block, Inc.	98,200	2,035,686
Hillenbrand, Inc.	168,200	3,110,018
Stewart Enterprises, Inc. Class A	11,600	39,672
		5,185,376
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	105,433	6,117,223
WMS Industries, Inc. (a)	29,700	659,934
		6,777,157
Household Durables - 3.7%
Black & Decker Corp.	55,600	1,607,396
Centex Corp.	241,500	2,055,165
D.R. Horton, Inc.	283,700	1,690,852
Jarden Corp. (a)(d)	127,400	1,328,782
KB Home	302,760	3,230,449
Meritage Homes Corp. (a)	261,300	2,879,526
NVR, Inc. (a)	4,100	1,746,969
Pulte Homes, Inc.	278,500	2,826,775
Ryland Group, Inc.	190,500	2,971,800
The Stanley Works	55,100	1,722,426
		22,060,140
Media - 0.9%
The Walt Disney Co.	136,600	2,824,888
Time Warner, Inc.	257,600	2,403,408
		5,228,296
Specialty Retail - 2.3%
Home Depot, Inc.	168,100	3,619,193
Lowe's Companies, Inc.	86,100	1,573,047
OfficeMax, Inc.	152,200	838,622
Staples, Inc.	134,600	2,145,524
The Children's Place Retail Stores, Inc. (a)	122,446	2,303,209
The Men's Wearhouse, Inc.	56,400	657,060
Williams-Sonoma, Inc.	323,000	2,558,160
		13,694,815
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
Polo Ralph Lauren Corp. Class A	35,100	$ 1,440,153
VF Corp.	33,100	1,854,262
		3,294,415
TOTAL CONSUMER DISCRETIONARY		58,476,680
CONSUMER STAPLES - 5.3%
Beverages - 0.8%
Carlsberg AS:
Series A	22,017	801,415
Series B	6,600	219,841
Molson Coors Brewing Co. Class B	26,100	1,051,047
The Coca-Cola Co.	57,479	2,455,503
		4,527,806
Food & Staples Retailing - 1.4%
Kroger Co.	98,100	2,207,250
Wal-Mart Stores, Inc.	100,300	4,726,136
Winn-Dixie Stores, Inc. (a)	85,034	1,168,367
		8,101,753
Food Products - 0.6%
Cermaq ASA	6,200	23,625
Lighthouse Caledonia ASA (a)	25,474	2,941
Ralcorp Holdings, Inc. (a)	33,100	1,960,182
Tyson Foods, Inc. Class A	206,200	1,824,870
		3,811,618
Household Products - 1.2%
Procter & Gamble Co.	130,800	7,128,600
Tobacco - 1.3%
British American Tobacco PLC (United Kingdom)	130,600	3,582,144
Philip Morris International, Inc.	103,900	3,859,885
		7,442,029
TOTAL CONSUMER STAPLES		31,011,806
ENERGY - 17.3%
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc. (a)	200,668	5,305,662
Noble Corp.	128,750	3,495,563
		8,801,225
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 15.8%
Chesapeake Energy Corp.	226,800	$ 3,585,708
Chevron Corp.	277,900	19,597,508
ConocoPhillips	202,900	9,643,837
Exxon Mobil Corp.	535,800	40,978,008
Foundation Coal Holdings, Inc.	155,300	2,518,966
Noble Energy, Inc.	87,500	4,281,375
Range Resources Corp.	84,900	3,042,816
Southwestern Energy Co. (a)	189,400	5,994,510
Ultra Petroleum Corp. (a)	96,200	3,446,846
		93,089,574
TOTAL ENERGY		101,890,799
FINANCIALS - 19.9%
Capital Markets - 3.4%
Bank of New York Mellon Corp.	161,587	4,159,249
Charles Schwab Corp.	206,500	2,806,335
Goldman Sachs Group, Inc.	77,200	6,232,356
Morgan Stanley	333,400	6,744,682
		19,942,622
Commercial Banks - 4.1%
KeyCorp	184,700	1,344,616
Pacific Continental Corp.	81,465	1,028,088
PacWest Bancorp (d)	142,730	2,413,564
PNC Financial Services Group, Inc.	90,500	2,943,060
U.S. Bancorp, Delaware	118,800	1,762,992
Wells Fargo & Co.	775,500	14,656,950
		24,149,270
Diversified Financial Services - 6.0%
Bank of America Corp.	1,400,445	9,214,928
Citigroup, Inc.	1,802,400	6,398,520
JPMorgan Chase & Co.	772,690	19,711,322
		35,324,770
Insurance - 4.8%
ACE Ltd.	71,600	3,126,056
Axis Capital Holdings Ltd.	195,800	4,750,108
Endurance Specialty Holdings Ltd.	163,000	4,443,380
Everest Re Group Ltd.	118,000	7,434,000
MetLife, Inc.	60,435	1,736,298
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	22,293	$ 794,300
RenaissanceRe Holdings Ltd.	65,600	2,931,664
The Travelers Companies, Inc.	80,300	3,102,792
		28,318,598
Real Estate Investment Trusts - 1.0%
CapitalSource, Inc.	244,800	891,072
CBL & Associates Properties, Inc. (d)	313,675	1,276,657
SL Green Realty Corp.	157,411	2,472,927
Vornado Realty Trust	23,200	1,178,792
		5,819,448
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	507,400	1,826,640
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	144,815	1,778,328
TOTAL FINANCIALS		117,159,676
HEALTH CARE - 14.4%
Biotechnology - 1.7%
Amgen, Inc. (a)	122,100	6,697,185
Biogen Idec, Inc. (a)	39,600	1,926,540
Cubist Pharmaceuticals, Inc. (a)	68,000	1,455,880
		10,079,605
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	70,900	4,158,285
Covidien Ltd.	131,175	5,029,250
Hospira, Inc. (a)	61,700	1,536,330
		10,723,865
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	55,900	2,030,288
Medco Health Solutions, Inc. (a)	124,581	5,597,424
Universal Health Services, Inc. Class B	88,300	3,342,155
		10,969,867
Pharmaceuticals - 9.0%
Johnson & Johnson	212,500	12,259,125
Merck & Co., Inc.	278,000	7,936,900
Pfizer, Inc.	1,267,000	18,472,860
Schering-Plough Corp.	195,600	3,434,736
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,400	$ 2,710,830
Wyeth	187,500	8,056,875
		52,871,326
TOTAL HEALTH CARE		84,644,663
INDUSTRIALS - 6.7%
Aerospace & Defense - 2.1%
Heico Corp. Class A	95,607	2,781,208
Lockheed Martin Corp.	44,800	3,675,392
Northrop Grumman Corp.	42,700	2,054,724
Raytheon Co.	49,500	2,505,690
Stanley, Inc. (a)	48,400	1,464,584
		12,481,598
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	46,200	1,963,038
Airlines - 0.3%
AirTran Holdings, Inc. (a)	128,917	528,560
Delta Air Lines, Inc. (a)	136,275	940,298
US Airways Group, Inc. (a)	79,600	451,332
		1,920,190
Building Products - 0.8%
Masco Corp.	180,400	1,410,728
Owens Corning (a)	251,000	3,348,340
		4,759,068
Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Co.	96,400	939,900
Republic Services, Inc.	189,886	4,910,452
		5,850,352
Machinery - 0.3%
Cummins, Inc.	73,000	1,750,540
Professional Services - 0.6%
Equifax, Inc.	61,300	1,515,336
Experian PLC	262,693	1,646,064
		3,161,400
Road & Rail - 1.2%
Con-way, Inc.	133,091	2,931,995
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	37,700	$ 1,446,172
Union Pacific Corp.	52,900	2,316,491
		6,694,658
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	49,275	627,271
TOTAL INDUSTRIALS		39,208,115
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	188,900	2,827,833
Juniper Networks, Inc. (a)	267,300	3,784,968
		6,612,801
Computers & Peripherals - 0.9%
International Business Machines Corp.	32,800	3,006,120
NCR Corp. (a)	207,500	2,604,125
		5,610,245
Electronic Equipment & Components - 3.2%
Agilent Technologies, Inc. (a)	28,300	511,664
Amphenol Corp. Class A	294,114	7,691,081
Arrow Electronics, Inc. (a)	156,900	2,992,083
Avnet, Inc. (a)	153,700	3,046,334
Flextronics International Ltd. (a)	251,300	655,893
Ingram Micro, Inc. Class A (a)	211,000	2,588,970
Tyco Electronics Ltd.	75,775	1,072,974
		18,558,999
Internet Software & Services - 0.6%
VeriSign, Inc. (a)	170,922	3,300,504
IT Services - 3.4%
Accenture Ltd. Class A	44,062	1,390,597
Fidelity National Information Services, Inc.	102,500	1,630,775
Lender Processing Services, Inc.	177,441	4,599,271
NCI, Inc. Class A (a)	273,868	8,216,040
The Western Union Co.	87,600	1,196,616
Visa, Inc.	63,000	3,109,050
		20,142,349
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	100,000	1,998,000
Applied Materials, Inc.	201,200	1,885,244
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	126,500	$ 2,092,310
Intel Corp.	255,100	3,290,790
Lam Research Corp. (a)	95,405	1,928,135
ON Semiconductor Corp. (a)	672,187	2,803,020
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	274,510	2,069,805
Texas Instruments, Inc.	237,900	3,556,605
Varian Semiconductor Equipment Associates, Inc. (a)	141,800	2,699,872
		22,323,781
Software - 0.2%
Nintendo Co. Ltd.	4,100	1,193,920
TOTAL INFORMATION TECHNOLOGY		77,742,599
MATERIALS - 2.5%
Chemicals - 1.0%
Albemarle Corp.	122,300	2,721,175
Arkema	36,700	520,146
Celanese Corp. Class A	150,940	1,607,511
Lubrizol Corp.	9,900	337,788
Solutia, Inc. (a)	224,565	878,049
		6,064,669
Containers & Packaging - 0.8%
Pactiv Corp. (a)	89,400	1,932,828
Rock-Tenn Co. Class A	37,800	1,178,226
Temple-Inland, Inc.	282,061	1,599,286
		4,710,340
Metals & Mining - 0.7%
Barrick Gold Corp.	24,200	910,868
Freeport-McMoRan Copper & Gold, Inc. Class B	23,800	598,332
Goldcorp, Inc.	25,100	743,673
Kinross Gold Corp.	50,400	893,414
Newmont Mining Corp.	18,800	747,864
		3,894,151
TOTAL MATERIALS		14,669,160
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	640,005	$ 15,756,923
Verizon Communications, Inc.	349,900	10,451,513
		26,208,436
UTILITIES - 5.6%
Electric Utilities - 2.8%
E.ON AG	37,000	1,195,647
Entergy Corp.	50,200	3,833,272
Exelon Corp.	133,400	7,232,948
FirstEnergy Corp.	89,900	4,494,101
		16,755,968
Multi-Utilities - 2.8%
OGE Energy Corp.	79,300	1,957,124
Sempra Energy	141,000	6,181,440
Wisconsin Energy Corp.	183,100	8,162,598
		16,301,162
TOTAL UTILITIES		33,057,130
TOTAL COMMON STOCKS (Cost $752,376,743)		584,069,064
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.78% (b)	5,561,034	5,561,034
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	1,329,675	1,329,675
TOTAL MONEY MARKET FUNDS (Cost $6,890,709)		6,890,709
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $759,267,452)		590,959,773
NET OTHER ASSETS - (0.5)%		(2,992,060)
NET ASSETS - 100%		$ 587,967,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,589
Fidelity Securities Lending Cash Central Fund	225,811
Total	$ 274,400
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 590,959,773	$ 586,180,768	$ 4,776,064	$ 2,941
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(25,839)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	28,780
Ending Balance	$ 2,941

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2009 approximately $12,861,332 of losses recognized during the period November 1, 2007 to July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,163,301) - See accompanying schedule: Unaffiliated issuers (cost $752,376,743)	$ 584,069,064
Fidelity Central Funds (cost $6,890,709)	6,890,709
Total Investments (cost $759,267,452)		$ 590,959,773
Cash		16,123
Receivable for investments sold		19,254,834
Receivable for fund shares sold		662,669
Dividends receivable		1,179,567
Distributions receivable from Fidelity Central Funds		4,092
Prepaid expenses		8,132
Other receivables		8,381
Total assets		612,093,571

Liabilities
Payable for investments purchased	$ 21,217,719
Payable for fund shares redeemed	1,140,540
Accrued management fee	226,317
Other affiliated payables	176,631
Other payables and accrued expenses	34,976
Collateral on securities loaned, at value	1,329,675
Total liabilities		24,125,858

Net Assets		$ 587,967,713
Net Assets consist of:
Paid in capital		$ 1,076,526,904
Undistributed net investment income		1,275,953
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(321,527,533)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(168,307,611)
Net Assets		$ 587,967,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2009 (Unaudited)
Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($562,891,359 ÷ 61,880,493 shares)	$ 9.10

Class K: Net Asset Value, offering price and redemption price per share ($25,076,354 ÷ 2,757,671 shares)	$ 9.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2009 (Unaudited)
Investment Income
Dividends		$ 10,370,120
Interest		5,065
Income from Fidelity Central Funds		274,400
Total income		10,649,585

Expenses
Management fee Basic fee	$ 2,207,066
Performance adjustment	(53,119)
Transfer agent fees	1,044,013
Accounting and security lending fees	139,414
Custodian fees and expenses	23,459
Independent trustees' compensation	2,335
Registration fees	40,157
Audit	26,053
Legal	3,591
Interest	1,791
Miscellaneous	36,990
Total expenses before reductions	3,471,750
Expense reductions	(14,524)	3,457,226
Net investment income (loss)		7,192,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(262,717,216)
Foreign currency transactions	25,402
Total net realized gain (loss)		(262,691,814)
Change in net unrealized appreciation (depreciation) on: Investment securities	(135,772,661)
Assets and liabilities in foreign currencies	(853)
Total change in net unrealized appreciation (depreciation)		(135,773,514)
Net gain (loss)		(398,465,328)
Net increase (decrease) in net assets resulting from operations		$ (391,272,969)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2009 (Unaudited)	Year ended July 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,192,359	$ 13,021,903
Net realized gain (loss)	(262,691,814)	(28,896,447)
Change in net unrealized appreciation (depreciation)	(135,773,514)	(168,453,070)
Net increase (decrease) in net assets resulting from operations	(391,272,969)	(184,327,614)
Distributions to shareholders from net investment income	(11,974,609)	(8,071,825)
Distributions to shareholders from net realized gain	(1,351,299)	(73,209,910)
Total distributions	(13,325,908)	(81,281,735)
Share transactions - net increase (decrease)	(22,723,372)	68,948,435
Total increase (decrease) in net assets	(427,322,249)	(196,660,914)

Net Assets
Beginning of period	1,015,289,962	1,211,950,876
End of period (including undistributed net investment income of $1,275,953 and undistributed net investment income of $8,340,661, respectively)	$ 587,967,713	$ 1,015,289,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

Six months endedJanuary 31, 2009

Years ended July 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 18.94	$ 16.53	$ 15.24	$ 12.64	$ 11.09
Income from Investment Operations
Net investment income (loss) D	.11	.19	.13	.09	.04	(.03)
Net realized and unrealized gain (loss)	(5.93)	(2.79)	2.85	1.77	3.12	1.87
Total from investment operations	(5.82)	(2.60)	2.98	1.86	3.16	1.84
Distributions from net investment income	(.18)	(.12)	(.10)	(.03)	(.02)	-
Distributions from net realized gain	(.02)	(1.10)	(.47)	(.54)	(.54)	(.29)
Total distributions	(.20)	(1.22)	(.57)	(.57)	(.56)	(.29)
Net asset value, end of period	$ 9.10	$ 15.12	$ 18.94	$ 16.53	$ 15.24	$ 12.64
Total Return B, C	(38.82)%	(14.66)%	18.59%	12.54%	26.12%	16.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.89% A	.94%	.87%	.94%	.96%	1.13%
Expenses net of fee waivers, if any	.89% A	.94%	.87%	.94%	.96%	1.13%
Expenses net of all reductions	.89% A	.94%	.87%	.91%	.91%	1.08%
Net investment income (loss)	1.83% A	1.08%	.74%	.57%	.30%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 562,891	$ 1,015,200	$ 1,211,951	$ 730,891	$ 165,878	$ 58,981
Portfolio turnover rate F	172% A	149%	146%	202%	113%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2009

Year ended July 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.11	.05
Net realized and unrealized gain (loss)	(5.92)	(1.80)
Total from investment operations	(5.81)	(1.75)
Distributions from net investment income	(.20)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.22)	-
Net asset value, end of period	$ 9.09	$ 15.12
Total Return B, C	(38.78)%	(10.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.79% A
Expenses net of fee waivers, if any	.67% A	.79% A
Expenses net of all reductions	.67% A	.79% A
Net investment income (loss)	2.05% A	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,076	$ 90
Portfolio turnover rate F	172% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Value Discovery and Class K to eligible shareholders of Fidelity Value Discovery. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,474,507
Unrealized depreciation	(203,321,024)
Net unrealized appreciation (depreciation)	$ (189,846,517)
Cost for federal income tax purposes	$ 780,806,290

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4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $687,059,427 and $717,989,724, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 1,039,598.27
Class K	4,415.05
	$ 1,044,013

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,602 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,427,000	3.96%	$ 1,791

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,009 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $225,811.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity Value Discovery's operating expenses. During the period, this reimbursement reduced the class' expenses by $2,375.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,773 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Value Discovery	$ 376

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Year ended July 31, 2008
From net investment income
Fidelity Value Discovery	$ 11,751,663	$ 8,071,825
Class K	222,946	-
Total	$ 11,974,609	$ 8,071,825
From net realized gain
Fidelity Value Discovery	$ 1,351,180	$ 73,209,910
Class K	119	-
Total	$ 1,351,299	$ 73,209,910

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2009	Year ended July 31, 2008 A	Six months ended January 31, 2009	Year ended July 31, 2008 A
Fidelity Value Discovery
Shares sold	10,802,676	35,531,723	$ 128,730,523	$ 614,575,414
Conversion to Class K	(2,641,255)	-	(34,449,444)	-
Reinvestment of distributions	1,025,702	4,341,020	12,527,622	77,951,372
Shares redeemed	(14,455,885)	(36,727,868)	(165,019,514)	(623,678,351)
Net increase (decrease)	(5,268,762)	3,144,875	$ (58,210,813)	$ 68,848,435
Class K
Shares sold	463,917	5,928	$ 4,728,816	$ 100,000
Conversion from Fidelity Value Discovery	2,641,141	-	34,449,444	-
Reinvestment of distributions	22,509	-	223,065	-
Shares redeemed	(375,824)	-	(3,913,884)	-
Net increase (decrease)	2,751,743	5,928	$ 35,487,441	$ 100,000

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to January 31, 2008.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis
Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

FVD-K-USAN-0309
1.863361.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 30, 2009